As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Underlying Funds Trust
Event Driven
Schedule of Investments
March 31, 2012 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 64.8%
Aerospace & Defense - 1.4%
Exelis, Inc.	7,000	$87,640
Goodrich Corp.	10,000	1,254,400
Point Blank Solutions, Inc. (a)	69,025	31,061
Total Aerospace & Defense		1,373,101

Air Freight & Logistics - 0.6%
TNT Express NV	50,000	617,506
Auto Components - 1.0%
Cooper-Standard Holding, Inc. (a)	4,725	206,671
Federal-Mogul Corp. (a)	37,975	653,550
Johnson Controls, Inc.	1,250	40,600
Total Auto Components		900,821

Automobile Parts & Equipment - 1.0%
Delphi Automotive PLC (a)	31,375	991,450
Automobiles - 0.8%
AutoCanada, Inc. (a)	73,606	751,225
General Motors Co. (a) (f)	6,000	2,280
Total Automobiles		753,505

Beverages - 0.3%
Beam, Inc.	4,524	264,971
Biotechnology - 0.8%
Actelion Ltd.	500	18,279
Amarin Corp. PLC - ADR (a)	56,317	637,508
Grifols SA - ADR (a)	9,987	77,000
Total Biotechnology		732,787

Capital Markets - 0.7%
E*Trade Financial Corp. (a)	62,950	689,303
Chemicals - 2.7%
Flotek Industries, Inc. (a)	10,750	129,215
Georgia Gulf Corp. (a)	32,481	1,132,937
Innospec, Inc. (a)	14,770	448,713
Neo Material Technologies, Inc. (a)	7,000	78,741
Solutia, Inc.	26,000	726,440
Total Chemicals		2,516,046

Commercial Banks - 1.0%
Pacific Capital Bancorp NA (a)	20,000	912,200
Commercial Services & Supplies - 1.5%
Avery Dennison Corp.	46,875	1,412,344
Communications Equipment - 1.3%
InterDigital, Inc.	16,934	590,319
Motorola Mobility Holdings, Inc. (a)	17,000	667,080
Total Communications Equipment		1,257,399

Computers & Peripherals - 0.0%
Misys PLC (a)	1,000	5,726
Construction & Engineering - 0.7%
Wavin NV (a)	50,000	696,862
Construction Materials - 0.2%
Cimpor Cimentos de Portugal SGPS SA	4,000	26,674
Vulcan Materials Co.	5,000	213,650
Total Construction Materials		240,324

Consumer Finance - 0.4%
Advance America, Cash Advance Centers, Inc.	40,000	419,600
Containers & Packaging - 0.6%
Owens-Illinios, Inc. (a)	13,750	320,925
Sealed Air Corp.	10,750	207,583
Total Containers & Packaging		528,508

Diversified Consumer Services - 0.3%
Archipelago Learning, Inc. (a)	26,898	299,106
Diversified Financial Services - 0.0%
GlobeOp Financial Services	1,000	7,901
Diversified Telecommunication Services - 0.3%
Cincinnati Bell, Inc. (a)	60,672	243,901
SureWest Communications	1,000	22,550
Total Diversified Telecommunication Services		266,451

Electric Utilities - 1.5%
Central Vermont Public Service Corp.	13,000	457,600
Exelon Corp.	17,702	694,095
Progress Energy, Inc.	5,000	265,550
Total Electric Utilities		1,417,245

Electrical Equipment - 1.2%
Newave Energy Holding SA	200	12,075
SGL Carbon SE	1,200	54,967
Thomas & Betts Corp. (a)	15,000	1,078,650
Total Electrical Equipment		1,145,692

Electronic Equipment, Instruments & Components - 0.2%
GTSI Corp. (a)	6,000	29,880
Laird PLC	40,000	137,684
Total Electronic Equipment, Instruments & Components		167,564

Energy Equipment & Services - 0.9%
Flint Energy Services Ltd. (a)	30,000	749,511
North American Energy Partners, Inc. (a)	12,625	61,863
Superior Energy Services, Inc. (a)	2,000	52,720
Total Energy Equipment & Services		864,094

Food Products - 1.4%
Post Holdings, Inc. (a)	1,000	32,930
Ralcorp Holdings, Inc. (a)	2,000	148,180
Sara Lee Corp.	10,000	215,300
Viterra, Inc. (a)	56,000	893,238
Total Food Products		1,289,648

Gas Utilities - 0.1%
AGL Resources, Inc.	3,352	131,465
Health Care Equipment & Supplies - 1.7%
Accuray, Inc. (a)	1,000	7,060
Guided Therapeutics, Inc. (a)	134,544	119,744
Synthes, Inc.	2,000	346,959
Zoll Medical Corp. (a)	12,000	1,111,560
Total Health Care Equipment & Supplies		1,585,323

Health Care Technology - 0.2%
Transcend Services, Inc. (a)	7,000	205,450
Hotels, Restaurants & Leisure - 2.7%
Cedar Fair LP	74,290	2,198,241
Great Wolf Resorts, Inc. (a)	2,100	12,012
Marriott International, Inc.	1	38
O'Charleys, Inc. (a)	40,000	393,600
Total Hotels, Restaurants & Leisure		2,603,891

Household Durables - 0.0%
Nobility Homes, Inc.	2,000	15,500
Insurance - 3.1%
Alleghany Corp. (a)	500	164,550
American International Group, Inc. (a)	7,745	238,778
Assured Guaranty Ltd.	38,177	630,684
CNinsure, Inc. - ADR (a)	6,000	37,500
Delphi Financial Group, Inc.	15,000	671,550
Harleysville Group, Inc.	14,055	810,974
MetLife, Inc.	10,575	394,976
Total Insurance		2,949,012

Internet & Catalog Retail - 0.2%
HSN, Inc.	5,750	218,673
Internet Software & Services - 0.3%
RADVision Ltd. (a)	2,000	23,420
Yahoo!, Inc. (a)	17,245	262,469
Total Internet Software & Services		285,889

IT Services - 0.2%
ATS Corp. (a)	50,000	160,500
Leisure Equipment & Products - 0.5%
Adams Golf, Inc. (a)	1,000	10,730
Universal Entertainment Corp.	20,361	456,567
Total Leisure Equipment & Products		467,297

Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	3,000	157,830
WuXi AppTec Co. Ltd. - ADR (a)	3,000	43,200
Total Life Sciences Tools & Services		201,030

Machinery - 0.8%
Flanders Corp. (a)	10,000	43,900
Graco, Inc.	5,000	265,300
ITT Corp.	3,500	80,290
Kverneland ASA (a)	114,000	209,193
Pentair, Inc.	2,500	119,025
Total Machinery		717,708

Marine - 0.0%
SeaCo Ltd. (a)	336,500	15,142
Media - 8.5%
Astral Media, Inc.-Class A (a)	15,000	729,811
Astral Media, Inc.-Class B (a)	1,200	64,142
British Sky Broadcasting Group PLC	20,000	216,251
Charter Communications, Inc. (a)	27,836	1,766,194
Cumulus Media, Inc. (a)	56,393	196,812
Fisher Communications, Inc. (a)	43,379	1,332,603
Live Nation Entertainment, Inc. (a)	102,473	963,246
MDC Partners, Inc.	7,209	80,164
News Corp.	31,800	626,142
The Reader's Digest Association, Inc. (Acquired 02/23/10 - 09/01/11, Cost $651,949) (a) (d) (f)	38,833	242,706
Viacom, Inc. - Class B	28,250	1,340,745
Virgin Media, Inc.	20,625	515,212
Total Media		8,074,028

Metals & Mining - 0.7%
Camino Minerals Corp. (a)	4,000	582
Commercial Metals Co.	1,000	14,820
Corsa Coal Corp. (a)	41,012	12,335
Jaguar Mining, Inc. (a)	2,000	9,340
Lundin Mining Corp. (a)	2,000	8,963
MAG Silver Corp. (a)	44,445	448,894
Minefinders Corp. (a)	12,000	168,069
Total Metals & Mining		663,003

Multi-Utilities - 1.1%
Centerpoint Energy, Inc.	52,000	1,025,440
Oil, Gas & Consumable Fuels - 9.5%
Atlas Energy LP	70,941	2,341,053
Atlas Resource Partners LP (a)	3,488	97,224
BP PLC - ADR	9,662	434,790
Cove Energy PLC (a)	1,000	3,431
Crosstex Energy, Inc.	11,750	166,145
CVR Energy, Inc. (a)	11,250	300,937
El Paso Corp.	5,000	147,750
Energy Partners Ltd. (a)	41,365	687,073
Energy XXI Bermuda Ltd. (a)	7,308	263,892
EV Energy Partners LP	17,475	1,216,085
Gulfport Energy Corp. (a)	12,750	371,280
Heritage Commerce Corp. (a)	20,000	44,818
Lone Pine Resources, Inc. (a)	61,504	399,776
Marathon Oil Corp.	3,250	103,025
Midway Energy Ltd. (a)	1,000	4,401
Nexen, Inc.	22,875	419,756
Provident Energy Ltd (a)	3,000	36,212
Talisman Energy, Inc.	39,500	497,700
The Williams Cos., Inc.	18,223	561,450
Venoco, Inc. (a)	1,000	10,840
Walter Energy, Inc.	400	23,684
Xinergy Ltd. (a)	342,853	824,951
Total Oil, Gas & Consumable Fuels		8,956,273

Paper & Forest Products - 1.3%
Caraustar Industries, Inc. (Acquired 05/27/2010, Cost $302,686) (a) (d) (f)	142	794,388
Tembec, Inc. (Acquired 06/04/2009, Cost $0) (d)	40,850	142,521
Tembec, Inc. (Acquired 05/17/2011, Cost $156,780) (a) (d) (f)	35,833	98,541
Wausau Paper Corp.	26,795	251,337
Total Paper & Forest Products		1,286,787

Personal Products - 0.1%
Avon Products, Inc.	3,500	67,760
Pharmaceuticals - 0.6%
ISTA Pharmaceuticals, Inc. (a)	45,000	405,450
Pfizer, Inc. (a)	5,731	129,779
SeraCare Life Sciences, Inc. (a)	3,000	11,940
Total Pharmaceuticals		547,169

Real Estate Investment Trusts (REITs) - 4.5%
Huntingdon Capital Corp. (a)	381,760	4,210,095
Real Estate Management & Development - 1.9%
MI Developments, Inc.	50,716	1,754,266
Restaurants - 0.0%
Buffets Restaurants Holdings, Inc. (a) (f)	1,912	0
Retail - 0.7%
Broder Brothers Co. (a) (f)	49,472	692,608
Road & Rail - 0.4%
Quality Distribution, Inc. (a)	25,000	344,500
Semiconductors & Semiconductor Equipment - 0.2%
Aleo Solar AG (a)	500	13,570
LTX-Credence Corp. (a)	2,500	17,975
Novellus Systems, Inc. (a)	2,000	99,820
Spansion, Inc. (a)	123	1,498
Trident Microsystems, Inc. (a)	231,690	76,458
Total Semiconductors & Semiconductor Equipment		209,321

Software - 1.8%
Convio, Inc. (a)	38,000	587,860
Taleo Corp. (a)	25,000	1,148,250
Total Software		1,736,110

Specialty Retail - 1.1%
Barnes & Noble, Inc. (a)	48,532	643,049
Charming Shoppes, Inc. (a)	4,000	23,600
Midas, Inc. (a)	10,000	114,800
The PEP Boys-Manny, Moe & Jack	20,000	298,400
Total Specialty Retail		1,079,849

Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc. (a)	12,500	167,000
Thrifts & Mortgage Finance - 0.1%
First Niagara Financial Group, Inc.	7,400	72,816
People's United Financial Inc.	3,000	39,720
Total Thrifts & Mortgage Finance		112,536

Tobacco - 0.5%
Philip Morris International, Inc.	4,974	440,746
Trading Companies & Distributors - 0.3%
RSC Holdings, Inc. (a)	14,000	316,260
Transportation Equipment - 0.4%
Macquarie Infrastructure Co. LLC	10,500	346,395
TOTAL COMMON STOCKS (Cost $54,854,772)		$61,357,180

PREFERRED STOCKS - 0.8%
Real Estate Investment Trusts (REITs) - 0.8%
First Industrial Realty Trust, Inc.	33,193	786,674
TOTAL PREFERRED STOCKS (Cost $645,758)		$786,674

	Principal
	Amount

CORPORATE BONDS - 4.6%
Casinos & Gaming - 0.3%
The River Rock Entertainment Authority
9.000%, 11/01/2018	$343,000	258,965
Food Retail - 0.1%
Lone Star Steakhouse
3.000%, 12/31/2014 (Acquired 06/15/2009, Cost $90,497) (d) (f)	90,497	90,497
Hotels, Restaurants & Leisure - 0.3%
Mohegan Tribal Gaming Authority
8.000%, 04/01/2012	292,000	292,000
Insurance - 0.9%
MBIA Insurance Corp.
14.000%, 01/15/2033 (Acquired 07/06/2011 through 01/11/2012, Cost $511,791) (b) (c)	835,000	505,175
14.000%, 01/15/2033 (b)	679,000	410,795
Total Insurance		915,970

Manufacturing - 0.0%
Milacron Escrow Corp.
11.500%, 05/15/2011 (Acquired 5/27/2010, Cost $41,250) (d) (e) (f)	1,000,000	41,250
Media - 0.5%
Clear Channel Communications, Inc.
5.750%, 01/15/2013	465,000	461,513
Medical Equipment and Supplies Manufacturing - 0.0%
Human Touch LLC/Interactive Health Finance Corp.
15.000%, 03/30/2014 (Acquired 06/08/2009 through 09/30/2011, Cost $176,633) (d) (f)	206,873	21
Miscellaneous Manufacturing - 0.0%
Old All, Inc.
10.000%, 12/15/2016 (Acquired 05/27/2010, Cost $6,850) (d) (e) (f)	1,000,000	100
Oil, Gas & Consumable Fuels - 0.4%
Xinergy Corp.
9.250%, 05/15/2019 (Acquired 03/09/2012, Cost $363,100) (c)	500,000	385,000
Radio & Television Broadcasting & Communications Equipment - 0.3%
Clear Channel Communications, Inc.
11.000%, 08/01/2016	316,000	233,840
Real Estate Investment Trusts (REITs) - 0.5%
Huntingdon Real Estate Investment Trust
7.500%, 12/31/2016 (Acquired 11/10/2011, Cost $417,649) (c) (f)	425,000	425,873
Retail - 0.6%
Broder Brothers Co.
12.000%, 10/15/2013	607,338	605,820
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc.
6.875%, 10/31/2013	652,000	652,000
TOTAL CORPORATE BONDS (Cost $4,414,485)		$4,362,849

ESCROW NOTES - 0.1%
General Motors Co. (a) (f)	500,000	6,250
General Motors Co. (a) (f)	1,200,000	15,000
Lear Corp. (Acquired 11/19/2009, Cost $0) (a) (d) (f)	1,000,000	20,000
Six Flags Entertainment Corp. (a) (f)	600,000	0
Smurfit-Stone Container Corp. (a) (f)	7,125	0
Spansion, Inc. (Acquired 05/27/2010, Cost $0) (a) (d) (f)	999,300	43,683
US Oncology, Inc. (a)	292,000	5,840
TOTAL ESCROW NOTES (Cost $0)		$90,773

EXCHANGE TRADED FUNDS - 1.0%
Energy Select Sector SPDR Fund	5,551	398,173
SPDR Barclays Capital High Yield Bond ETF	12,904	508,031
TOTAL EXCHANGE TRADED FUNDS (Cost $905,075)		$906,204

RIGHTS - 0.3%
American Medical Alert Corp. (f)	20,000	200
Clinical Data, Inc. (f)	18,000	17,100
Gerber Scientific, Inc (f)	30,000	300
Portola Packaging, Inc. (Acquired 05/27/2009, Cost $515,000) (d) (f)	55,555	295,482
Sanofi (a)	11,000	14,850
TOTAL RIGHTS (Cost $515,000)		$327,932

WARRANTS - 0.1%
General Motors Co.
Expiration July 2016, Exercise Price: $10.00 (a)	310	5,155
Expiration July 2019, Exercise Price: $18.33 (a)	310	3,472
Huntingdon Capital Corp.
Expiration December 2016, Exercise Price: $90.00 (a)	11,900	39,072
Spare Backup, Inc.
Expiration July 2012, Exercise Price: $1.00 (Acquired 09/02/2008, Cost $0) (a) (d)	590,915	0
TOTAL WARRANTS (Cost $30)		$47,699

PURCHASED OPTIONS - 0.4%	Contracts

Call Options - 0.0%
Avery Dennison Corp.
Expiration: July 2012, Exercise Price: $35.00	450	20,250
Live Nation Entertainment, Inc.
Expiration: April 2012, Exercise Price: $12.50	85	213
SPDR S&P 500
Expiration: June 2012, Exercise Price: $150.00	200	12,400
Total Call Options		32,863

Put Options - 0.4%
Currency Shares Euro Trust
Expiration: April 2012, Exercise Price: $127.00	25	162
Expiration: April 2012, Exercise Price: $133.00	25	3,225
DreamWorks Animation SKG, Inc.
Expiration: April 2012, Exercise Price: $15.00	50	250
Huntington Ingalls Industries
Expiration: June 2012, Exercise Price: $30.00	23	230
iShares Russell 2000 Index Fund
Expiration: April 2012, Exercise Price: $79.00	125	6,750
Expiration: April 2012, Exercise Price: $81.00	312	29,952
Expiration: April 2012, Exercise Price: $78.00	170	6,290
Expiration: April 2012, Exercise Price: $82.00	68	8,840
Expiration: May 2012, Exercise Price: $80.00	650	113,100
SPDR S&P 500
Expiration: May 2012, Exercise Price: $139.00	250	56,500
Expiration: April 2012, Exercise Price: $133.00	618	17,922
Expiration: April 2012, Exercise Price: $132.00	1,125	27,000
Expiration: May 2012, Exercise Price: $132.00	1,000	86,000
Expiration: May 2012, Exercise Price: $135.00	250	31,750
		387,971

TOTAL PURCHASED OPTIONS (Cost $955,932)		$420,834

MONEY MARKET FUNDS - 3.5%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.16% (b)	3,305,671	3,305,671
TOTAL MONEY MARKET FUNDS (Cost $3,305,671)		3,305,671

Total Investments (Cost $65,596,723) - 75.6%		71,605,816

Other Assets in Excess of Liabilities - 24.4%		23,049,975
TOTAL NET ASSETS - 100.0%		$94,655,791

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at March 31, 2012.
(c)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor.
Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2012, the market value of these securities total $1,316,048 which represents 1.4% of total net assets.
(d)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor.
Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
At March 31, 2012, the market value of these securities total $1,769,189 which represents 1.9% of total net assets.
(e)	Default or other conditions exist and security is not presently accruing income.
(f)	Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At March 31, 2012, the market value of these securities total $2,786,279 which represents 2.9% of total net assets.

Underlying Funds Trust
Event Driven
Schedule of Securities Sold Short
March 31, 2012 (Unaudited)
			Fair
		Shares	Value
COMMON STOCKS - 3.3%
Capital Markets - 0.1%
Credit Suisse Group AG - ADR		1,247	$35,552
Deutsche Bank AG		1,036	51,582
UBS AG		2,379	33,354
Total Capital Markets			120,488

Commercial Banks - 0.1%
Royal Bank of Scotland Group PLC - ADR		4,979	44,014
Containers & Packaging - 0.2%
Rock-Tenn Co.		2,500	168,900
Leisure Equipment & Products - 0.6%
Brunswick Corp.		23,750	611,562
Media - 1.3%
DreamWorks Animation SKG, Inc.		9,375	172,969
Scripps Networks Interactive, Inc.		12,500	608,625
Valassis Communications, Inc.		18,250	419,750
Total Media			1,201,344

Multiline Retail - 0.0%
JC Penney Co., Inc.		837	29,655
Oil, Gas & Consumable Fuels - 0.8%
Arch Coal, Inc.		7,575	81,128
Canadian Natural Resources Ltd.		1,750	58,003
Canadian Natural Resources Ltd.		15,000	497,700
MEG Energy Corp.		2,500	96,396
Total Oil, Gas & Consumable Fuels			733,227

Real Estate Management & Development - 0.1%
The Howard Hughes Corp.		1,250	79,838
Semiconductors & Semiconductor Equipment - 0.1%
First Solar, Inc.		4,967	124,423
TOTAL COMMON STOCKS (Proceeds $3,052,901)			$3,113,451

INVESTMENT COMPANIES - 15.0%
CurrencyShares Euro Trust		10,115	1,342,260
Industrial Select Sector SPDR Fund		42,375	1,585,673
iShares Russell 2000 Index Fund		38,999	3,231,067
iShares Silver Trust		4,500	141,165
SPDR S&P 500 ETF Trust		56,048	7,887,075
TOTAL INVESTMENT COMPANIES (Proceeds $13,935,287)			$14,187,240

		Principal
		Amount	Value

FOREIGN GOVERNMENT BONDS - 1.7%
France Government Bond OAT		EUR 673,000	929,955
3.250%, 10/25/2021
Spanish Government Bond		502,000	678,017
5.500%, 04/30/2021
TOTAL FOREIGN GOVERNMENT BONDS (Proceeds $1,566,652)			1,607,972

Total Securities Sold Short (Proceeds $18,554,840) - 20.0%			$18,908,663

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
EUR	Euro

Underlying Funds Trust
Event Driven
Schedule of Options Written
March 31, 2012 (Unaudited)
		Fair
Call Options - 0.1%	Contracts	Value
Avery Dennison Corp.
Expiration: April 2012, Exercise Price: $30.00	50	$3,750
Barnes & Noble, Inc.
Expiration: April 2012, Exercise Price: $14.00	74	2,960
Expiration: April 2012, Exercise Price: $15.00	74	1,480
Cedar Fair LP
Expiration: April 2012, Exercise Price: $30.00	25	750
Delphi Automotive PLC
Expiration: April 2012, Exercise Price: $35.00	66	330
E Trade Financial Corp.
Expiration: April 2012, Exercise Price: $12.00	50	500
EV Energy Partners LP
Expiration: April 2012, Exercise Price: $75.00	50	1,500
General Motors Corp.
Expiration: April 2012, Exercise Price: $27.00	25	525
HSN, Inc.
Expiration: April 2012, Exercise Price: $40.00	25	563
Huntington Ingalls Industries
Expiration: June 2012, Exercise Price: $35.00	23	13,110
Live Nation Entertainment, Inc.
Expiration: April 2012, Exercise Price: $10.00	100	1,500
Metlife, Inc.
Expiration: April 2012, Exercise Price: $39.00	50	1,400
News Corp.
Expiration: April 2012, Exercise Price: $21.00	50	125
Nexen, Inc.
Expiration: April 2012, Exercise Price: $21.00	13	65
SPDR S&P 500
Expiration: April 2012, Exercise Price: $139.00	184	53,360
Viacom, Inc.
Expiration: April 2012, Exercise Price: $49.00	50	1,750
Expiration: April 2012, Exercise Price: $50.00	50	875
Yahoo!, Inc.
Expiration: April 2012, Exercise Price: $15.00	172	9,288
Total Call Options		93,831

Put Options - 0.3%
Arch Coal, Inc.
Expiration: April 2012, Exercise Price: $11.00	25	1,675
Avery Dennison Corp.
Expiration: July 2012, Exercise Price: $22.50	78	1,560
Expiration: July 2012, Exercise Price: $25.00	81	3,442
Canadian Natural Resources Ltd.
Expiration: April 2012, Exercise Price: $33.00	125	10,000
Expiration: April 2012, Exercise Price: $34.00	25	3,500
Carnival Corp.
Expiration: April 2012, Exercise Price: $26.00	75	188
Currency Shares Euro Trust
Expiration: April 2012, Exercise Price: $129.00	50	1,050
Huntington Ingalls Industries
Expiration: June 2012, Exercise Price: $22.50	23	115
Industrial Select Sector SPDR
Expiration: April 2012, Exercise Price: $36.00	50	1,050
iShares Russell 2000 Index Fund
Expiration: April 2012, Exercise Price: $74.00	205	2,665
Expiration: April 2012, Exercise Price: $76.00	125	2,625
Expiration: April 2012, Exercise Price: $77.00	937	24,362
Expiration: May 2012, Exercise Price: $75.00	650	45,500
Nexen, Inc.
Expiration: April 2012, Exercise Price: $19.00	125	11,563
Philip Morris International, Inc.
Expiration: April 2012, Exercise Price: $80.00	30	270
Scripps Network Interactive
Expiration: April 2012, Exercise Price: $40.00	25	312
Expiration: April 2012, Exercise Price: $45.00	6	150
SPDR S&P 500
Expiration: April 2012, Exercise Price: $124.00	400	3,600
Expiration: April 2012, Exercise Price: $126.00	184	2,208
Expiration: April 2012, Exercise Price: $128.00	1,518	19,734
Expiration: April 2012, Exercise Price: $129.00	250	3,750
Expiration: May 2012, Exercise Price: $124.00	250	8,500
Expiration: May 2012, Exercise Price: $127.00	1,000	48,000
Expiration: May 2012, Exercise Price: $130.00	250	17,000
Expiration: May 2012, Exercise Price: $134.00	250	28,000
Expiration: June 2012, Exercise Price: $119.00	50	3,525
Total Put Options		244,344
Total Options Written (Premiums received $687,503) - 0.4%		$338,175

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2012 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$420,834
Written Options			Written option contracts, at value	$338,175
Total		$420,834		$338,175

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (unaudited):

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$59,462,515	$64,142	(1)	$1,830,523	(2)	$61,357,180
Preferred Stocks	786,674	-		-		786,674
Corporate Bonds	-	3,805,108		557,741		4,362,849
Escrow Notes	5,840	-		84,933		90,773
Exchange Traded Funds	906,204					906,204
Rights	14,850	-		313,082		327,932
Warrants	8,627	39,072		-		47,699
Purchased Options	420,834	-		-		420,834
Money Market Funds	3,305,671	-		-		3,305,671
Total Long Investments in Securities	$64,911,215	$3,908,322		$2,786,279		$71,605,816

Securities Sold Short:
Common Stocks	$3,113,451	$-		$-		$3,113,451
Investment Companies	14,187,240	-		-		14,187,240
Foreign Government Bonds	-	1,607,972		-		1,607,972
Total Securities Sold Short	$17,300,691	$1,607,972		$-		$18,908,663

Written Options	$338,175	$-		$-		$338,175

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Media	64,142
		$64,142

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Automobiles	$2,280
	Media	242,706
	Paper & Forest Products	892,929
	Restaurants	-
	Retail	692,608
		$1,830,523

Transfers into Level 1 and out of Level 2		$15,500
Transfers were made into Level 1 from Level 2 due to an increase in market activity.
There were no transfers into or out of Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

Investments in Securities, at value
Balance as of December 31, 2011	$3,221,728
Accrued discounts/premiums	2,654
Realized gain (loss)	(336,237)
Change in unrealized appreciation	433,733
Purchases	-
Sales	(535,599)
Transfer in and/or out of Level 3	-
Balance as of March 31, 2012	$2,786,279

Change in unrealized appreciation/depreciation during the period for level 3 investments held at March 31, 2012	$84,275

Type of Security	Fair Value at 3/31/2012	Valuation Techniques	Unobservable Input	Range
Note receivable	90,497	Discounted cash flow	Probability of default	0% - 10%
			Discount rate	0% - 10%

Common stock	1,431,117	Market comparable companies	EBITDA multiple	4x - 8x
			Revenue multiple	0.5x - 2x
			Discount for lack of marketability	25% - 35%

		Consensus pricing	Third party & broker quoted inputs	NA

Corporate bonds	1,118,602	Consensus pricing	Third party & broker quoted inputs	NA

Escrow	128,463	Discounted cash flow	Probability of default	0% - 10%

Rights	17,600	Consensus pricing	Third party & broker quoted inputs	NA

The significant unobservable inputs used in the fair value measurement of the Trust's note receivable and escrowed securities are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobervable inputs used in the fair value measurement of the Trust's commons stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The Trust's valuation procedures have been adopted by the Trust's Board of Directors, which has establised a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the fund's third party administrator, which report to the Valuation Committee. For third-party information, fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Trust. The Adviser develops valuation techiniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
March 31, 2012 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 70.2%
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	120,110	$695,437
Atlas Air Worldwide Holdings, Inc. (a)	15,470	761,279
XPO Logistics, Inc. (a)	16,959	284,911
Total Air Freight & Logistics		1,741,627

Auto Components - 0.7%
TRW Automotive Holdings Corp. (a)	40,150	1,864,968
Automobiles - 0.5%
Daimler AG (a)	4,000	242,040
Ford Motor Co.	80,000	999,200
Total Automobiles		1,241,240

Biotechnology - 2.0%
Alkermes PLC (a)	157,000	2,912,350
Cubist Pharmaceuticals, Inc. (a)	36,900	1,595,925
Myriad Genetics, Inc. (a)	36,546	864,678
Total Biotechnology		5,372,953

Building Products - 0.2%
Trex Co, Inc. (a)	13,303	426,760
Capital Markets - 1.2%
Financial Engines, Inc. (a)	71,580	1,600,529
Morgan Stanley	76,000	1,492,640
Total Capital Markets		3,093,169

Chemicals - 1.1%
A Schulman, Inc.	29,229	789,768
ADA-ES, Inc. (a)	13,400	325,754
Koppers Holdings, Inc.	21,522	829,888
LyondellBasell Industries NV	5,000	218,250
The Scotts Miracle-Grow Co.	15,136	819,766
Total Chemicals		2,983,426

Commercial Banks - 0.7%
Wells Fargo & Co.	53,000	1,809,420
Commercial Services & Supplies - 0.7%
Cintas Corp.	47,470	1,857,026
Communications Equipment - 3.2%
Arris Group, Inc. (a)	113,850	1,286,505
Aruba Networks, Inc. (a)	32,500	724,100
Brocade Communications Systems, Inc. (a)	308,300	1,772,725
Comverse Technology, Inc. (a)	30,000	206,100
Juniper Networks, Inc. (a)	29,100	665,808
KVH Industries, Inc. (a)	70,010	735,105
Plantronics, Inc.	40,930	1,647,842
QUALCOMM, Inc.	23,100	1,571,262
Total Communications Equipment		8,609,447

Computers & Peripherals - 3.6%
Apple, Inc. (a)	5,110	3,063,292
Dell, Inc. (a)	84,400	1,401,040
NetApp, Inc. (a)	43,000	1,925,110
Seagate Technology PLC	95,600	2,576,420
Xyratex Ltd.	51,153	813,844
Total Computers & Peripherals		9,779,706

Construction & Engineering - 2.0%
Dycom Industries, Inc. (a)	13,222	308,866
MasTec, Inc. (a)	152,704	2,762,415
Quanta Services, Inc. (a)	62,009	1,295,988
The Shaw Group, Inc. (a)	28,381	899,962
Total Construction & Engineering		5,267,231

Consumer Finance - 0.7%
Capital One Financial Corp.	34,500	1,923,030
Diversified Consumer Services - 0.4%
K12, Inc. (a)	44,804	1,058,719
Diversified Financial Services - 1.3%
Citigroup, Inc.	40,500	1,480,275
JPMorgan Chase & Co.	42,500	1,954,150
Total Diversified Financial Services		3,434,425

Diversified Telecommunication Services - 0.7%
8x8 Inc. (a)	31,551	132,514
AboveNet, Inc. (a)	18,270	1,512,756
ORBCOMM, Inc. (a)	63,900	246,015
Total Diversified Telecommunication Services		1,891,285

Electrical Components & Equipment - 0.0%
Catch The Wind Ltd. (a)	148,000	19,289
Helix Wind Corp. (a)	301,628	61
Total Electrical Components & Equipment		19,350

Electronic Equipment, Instruments & Components - 3.4%
Aeroflex Holding Corp. (a)	31,500	350,910
Benchmark Electronics, Inc. (a)	33,873	558,566
Corning, Inc.	94,000	1,323,520
Electro Rent Corp.	36,337	668,964
FEI Co. (a)	15,628	767,491
Jabil Circuit, Inc.	28,687	720,617
Newport Corp. (a)	171,568	3,040,185
OSI Systems, Inc. (a)	19,279	1,181,803
Rofin-Sinar Technologies, Inc. (a)	14,470	381,574
Trimble Navigation Ltd. (a)	2,568	139,751
Total Electronic Equipment, Instruments & Components		9,133,381

Energy Equipment & Services - 1.6%
Heckmann Corp. (a)	181,670	782,998
Noble Corp.	51,052	1,912,918
Transocean Ltd.	27,000	1,476,900
Total Energy Equipment & Services		4,172,816

Food Products - 0.8%
TreeHouse Foods, Inc. (a)	31,930	1,899,835
Zhongpin, Inc. (a)	24,500	275,625
Total Food Products		2,175,460

Health Care Equipment & Supplies - 12.3%
ABIOMED, Inc.	72,270	1,603,671
Align Technology, Inc. (a)	47,620	1,311,931
Analogic Corp.	12,907	871,739
Angeion Corp. (a)	16,100	93,138
AtriCure, Inc. (a)	185,501	1,845,735
Boston Scientific Corp. (a)	237,841	1,422,289
Covidien PLC	28,000	1,531,040
DexCom, Inc. (a)	138,000	1,439,340
Gen-Probe, Inc. (a)	41,800	2,775,938
Haemonetics Corp. (a)	74,045	5,159,456
Hologic, Inc. (a)	72,260	1,557,203
IRIS International, Inc. (a)	54,673	738,632
Mindray Medical International Ltd. - ADR	45,000	1,483,650
Orthofix International NV (a)	45,549	1,711,731
RTI Biologics, Inc. (a)	394,800	1,460,760
Solta Med, Inc. (a)	143,200	433,896
Spectranetics Corp. (a)	149,340	1,553,136
Stryker Corp.	53,900	2,990,372
Vascular Solutions, Inc. (a)	5,700	61,503
Vision-Sciences, Inc. (a)	39,600	67,320
Volcano Corp. (a)	34,900	989,415
Wright Medical Group, Inc. (a)	103,274	1,995,254
Total Health Care Equipment & Supplies		33,097,149

Health Care Providers & Services - 1.1%
Humana, Inc.	21,140	1,955,027
McKesson Corp.	9,300	816,261
Metropolitan Health Networks, Inc. (a)	21,850	204,735
Total Health Care Providers & Services		2,976,023

Health Care Technology - 0.1%
HealthStream, Inc. (a)	16,374	379,713

Hotels, Restaurants & Leisure - 1.9%
Caribou Coffee, Inc. (a)	116,890	2,178,830
Royal Caribbean Cruises Ltd.	18,059	531,476
Scientific Games Corp. (a)	159,970	1,865,250
Sonic Corp. (a)	83,237	639,260
Total Hotels, Restaurants & Leisure		5,214,816

Household Durables - 0.3%
La-Z-Boy, Inc. (a)	54,389	813,659
Industrial Conglomerates - 0.7%
General Electric Co.	91,000	1,826,370
Insurance - 0.7%
Hanover Insurance Group, Inc.	45,620	1,875,894
Internet Software & Services - 2.7%
DealerTrack Holdings, Inc. (a)	17,259	522,257
Earthlink, Inc.	250,285	1,999,777
Google, Inc.	1,660	1,064,458
Keynote Systems, Inc.	5,631	111,269
Liquidity Services, Inc. (a)	13,193	591,046
Move, Inc. (a)	40,000	388,400
NIC, Inc.	15,489	187,882
Yandex NV (a)	54,000	1,450,980
Zillow, Inc. (a)	23,000	818,570
Total Internet Software & Services		7,134,639

IT Services - 2.2%
Accenture PLC	5,680	366,360
Alliance Data Systems Corp. (a)	16,600	2,090,936
Broadridge Financial Solutions, Inc.	36,490	872,476
Cardtronics, Inc. (a)	50,360	1,321,950
Cognizant Technology Solutions Corp. (a)	5,279	406,219
Heartland Payment Systems, Inc.	32,904	948,951
Total IT Services		6,006,892

Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	198,640	848,193
Machinery - 2.3%
Astec Industries, Inc. (a)	16,841	614,360
Clarcor, Inc.	39,955	1,961,391
ESCO Technologies, Inc.	15,190	558,536
Graco, Inc.	28,850	1,530,781
Titan International, Inc. (a)	34,871	824,699
Wabash National Corp. (a)	64,750	670,162
Total Machinery		6,159,929

Media - 0.6%
National CineMedia, Inc.	100,750	1,541,475
Multi-Utilities - 0.7%
NorthWestern Corp.	53,308	1,890,302
Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.	6,870	690,023
Endeavour International Corp. (a)	10,000	118,500
Exxon Mobil Corp.	5,000	433,650
Far East Energy Corp. (a)	225,000	58,478
Goodrich Petroleum Corp. (a)	44,273	842,072
Range Resources Corp.	5,717	332,386
Royal Dutch Shell PLC - ADR	37,500	2,648,625
World Fuel Services Corp.	64,340	2,637,940
Total Oil, Gas & Consumable Fuels		7,761,674

Paper & Forest Products - 0.0%
Shanghai Songrui Forestry Products, Inc. (a)(c)	660,000	6,617
Pharmaceuticals - 2.5%
Allergan Inc.	13,400	1,278,762
Endocyte, Inc. (a)	51,200	254,976
Optimer Pharmaceuticals, Inc. (a)	66,100	918,790
Sanofi-Aventis SA - ADR	40,600	1,573,250
Teva Pharmaceutical Industries Ltd. - ADR	61,000	2,748,660
Total Pharmaceuticals		6,774,438

Road & Rail - 1.9%
Arkansas Best Corp.	99,395	1,869,620
Hertz Global Holdings, Inc. (a)	89,500	1,346,080
Landstar System, Inc.	19,830	1,144,587
Swift Transportation Co. (a)	59,603	687,819
Total Road & Rail		5,048,106

Semiconductors & Semiconductor Equipment - 3.6%
Broadcom Corp.	34,500	1,355,850
Cavium, Inc. (a)	34,000	1,051,960
Integrated Device Technology, Inc. (a)	176,540	1,262,261
International Rectifier Corp. (a)	74,440	1,717,331
KLA-Tencor Corp.	7,515	408,966
Mellanox Technologies Ltd. (a)	25,201	1,054,158
Micron Technology, Inc. (a)	27,568	223,301
Monolithic Power Systems, Inc. (a)	22,665	445,821
NVIDIA Corp. (a)	30,064	462,685
PMC - Sierra, Inc. (a)	165,797	1,198,712
Ultratech, Inc. (a)	17,373	503,469
Total Semiconductors & Semiconductor Equipment		9,684,514

Software - 4.2%
Allot Communications Ltd. (a)	26,007	604,663
CA, Inc.	40,300	1,110,668
Electronic Arts, Inc. (a)	85,000	1,400,800
Informatica Corp. (a)	15,780	834,762
Mentor Graphics Corp. (a)	64,893	964,310
Microsoft Corp.	146,130	4,712,692
Rovi Corp. (a)	46,650	1,518,458
Total Software		11,146,353

Specialty Retail - 1.9%
Appliance Recycling Centers of America, Inc. (a)	3,500	16,205
Chico's FAS, Inc.	76,510	1,155,301
Hibbett Sports, Inc. (a)	1,722	93,935
Pier 1 Imports, Inc. (a)	50,691	921,563
Rent-A-Center, Inc.	53,795	2,030,761
Select Comfort Corp. (a)	5,121	165,869
The Finish Line, Inc.	26,400	560,208
Total Specialty Retail		4,943,842

Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc. (a)	38,180	1,900,219
Hanesbrands, Inc. (a)	15,000	443,100
Jones Group, Inc.	42,170	529,655
Oxford Industries, Inc.	232	11,790
Total Textiles, Apparel & Luxury Goods		2,884,764

Trading Companies & Distributors - 0.8%
RSC Holdings, Inc. (a)	58,440	1,320,160
Titan Machinery, Inc. (a)	29,576	838,837
Total Trading Companies & Distributors		2,158,997

TOTAL COMMON STOCKS (Cost $165,835,710)		$188,029,798

EXCHANGE TRADED FUNDS - 0.7%
ProShares UltraShort 20+ Years Treasury (a)	83,280	1,703,076
TOTAL EXCHANGE TRADED FUNDS (Cost $1,625,298)		$1,703,076

PURCHASED OPTIONS - 0.3%
Call Options - 0.2%	Contracts
Acme Packet Inc.
Expiration April 2012, Exercise Price: $30.00	350	19,250
Expiration April 2012, Exercise Price: $35.00	370	3,700
Cardinal Health, Inc.
Expiration June 2012, Exercise Price: $40.00	1,058	61,790
Cisco Systems, Inc.
Expiration April 2012, Exercise Price: $20.00	1,500	177,000
Electronic Arts, Inc.
Expiration April 2012, Exercise Price: $17.00	60,860	51,100
Google, Inc.
Expiration April 2012, Exercise Price: $670.00	65	70,850
iShares Barclays 20+ Years Treasury Bond
Expiration April 2012, Exercise Price: $114.00	800	16,800
Paychex, Inc.
Expiration April 2012, Exercise Price: $32.00	350	5,250
Stryker Corp.
Expiration June 2012, Exercise Price: $52.50	158	63,200
Yahoo!, Inc.
Expiration April 2012, Exercise Price: $15.00	660	35,640
Total Call Options		504,580

Put Options - 0.1%
Cavium, Inc.
Expiration April 2012, Exercise Price: $31.00	340	41,650
Electronic Arts, Inc.
Expiration April 2012, Exercise Price: $16.00	60,860	52,560
SPDR S&P 500 ETF Trust
Expiration April 2012, Exercise Price: $136.00	8,776	30,186
Expiration May 2012, Exercise Price: $139.00	6,451	227,356
Health Care Select Sector SPDR Fund
Expiration April 2012, Exercise Price: $37.00	472	10,384
Expiration May 2012, Exercise Price: $37.00	2,117	15,410
Total Put Options		377,546

TOTAL PURCHASED OPTIONS (Cost $1,161,528)		$882,126

MONEY MARKET FUNDS - 13.0%
Invesco Advisors, Inc. STIT - Liquid Assets Portfolio
0.16% (b)	34,862,151	34,862,151
TOTAL MONEY MARKET FUNDS (Cost $34,862,151)		$34,862,151
Total Investments (Cost $203,484,687) - 82.6%		225,477,151

Other Assets in Excess of Liabilities - 15.8%		42,319,998
TOTAL NET ASSETS - 100.0%		$267,797,149

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt

(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at March 31, 2012.
(c)	Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At March 31, 2012, the market value of these securities total $6,617 which represents 0.0% of total net assets.

Underlying Funds Trust
Long/Short Equity
Schedule of Securities Sold Short
March 31, 2012 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 23.5%
Aerospace & Defense - 0.4%
American Science & Engineering, Inc.	439	$29,435
Aerovironment, Inc.	6,110	163,809
Ceradyne, Inc.	26,244	854,505
Total Aerospace & Defense		1,047,749

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	15,351	1,005,337
Auto Components - 0.2%
BorgWarner, Inc.	7,000	590,380
Biotechnology - 1.6%
Acorda Therapeutics, Inc.	31,410	833,936
BioCryst Pharmaceuticals, Inc.	54,711	264,254
Incyte Corp. Ltd.	21,590	416,687
Onyx Pharmaceuticals, Inc.	20,680	779,222
Regeneron Pharmaceuticals, Inc.	8,490	990,104
Seattle Genetics, Inc.	30,600	623,628
Synageva Biopharma Corp.	12,820	459,853
Total Biotechnology		4,367,684

Capital Markets - 0.8%
Deutsche Bank AG	15,900	791,661
Waddell & Reed Financial, Inc.	45,110	1,462,015
Total Capital Markets		2,253,676

Chemicals - 0.3%
Potash Corp. of Saskatchewan, Inc. - ADR	7,175	327,826
Sigma-Aldrich Corp.	7,195	525,666
Total Chemicals		853,492

Commercial Banks - 0.1%
M&T Bank Corp.	3,320	288,442
Commercial Services & Supplies - 1.0%
Healthcare Services Group, Inc.	21,070	448,159
HNI Corp.	47,045	1,305,499
Interface, Inc.	49,298	687,707
Ritchie Bros Auctioneers, Inc.	10,250	243,540
Total Commercial Services & Supplies		2,684,905

Communication Equipment - 0.2%
Harmonic, Inc.	114,330	625,385
Communications Equipment - 0.6%
DragonWave, Inc.	171,760	680,170
Emulex Corp.	7,437	77,196
Netgear, Inc.	4,527	172,931
Ubiquiti Networks, Inc.	19,240	608,561
Total Communications Equipment		1,538,858

Computers & Peripherals - 1.0%
Hewlett-Packard Co.	91,400	2,178,062
Lexmark International, Inc.	16,760	557,102
Total Computers & Peripherals		2,735,164

Construction & Engineering - 0.2%
Fluor Corp.	8,899	534,296
Distributors - 0.1%
LKQ Corp.	8,948	278,909
Diversified Consumer Services - 0.8%
Coinstar, Inc.	23,905	1,519,163
Weight Watchers International, Inc.	6,891	531,916
Total Diversified Consumer Services		2,051,079

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	27,000	1,032,210
Electrical Equipment - 0.4%
EnerSys	27,830	964,309
Electronic Equipment, Instruments & Components - 0.1%
Power-One, Inc.	62,127	282,678
Food Products - 0.1%
Green Mountain Coffee Roasters, Inc.	3,280	153,635
Health Care Equipment & Supplies - 1.1%
Abaxis, Inc.	30,840	898,369
ABIOMED, Inc.	2,500	55,475
DENTSPLY International, Inc.	9,800	393,274
Insulet Corp.	18,560	355,239
ResMed, Inc.	6,400	197,824
Sirona Dental Systems, Inc.	9,750	502,515
STERIS Corp.	3,500	110,670
Varian Medical Systems, Inc.	7,000	482,720
Total Health Care Equipment & Supplies		2,996,086

Health Care Providers & Services - 0.3%
Henry Schein, Inc.	11,800	893,024
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc.	63,870	1,060,242
Medidata Solutions, Inc.	6,900	183,816
Omnicell, Inc.	17,380	264,350
Total Health Care Technology		1,508,408

Hotels, Restaurants & Leisure - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	7,700	434,357
Household Durables - 1.0%
Harman International Industries, Inc.	31,110	1,456,259
Helen of Troy Ltd.	6,652	226,235
Tupperware Brands Corp.	10,500	666,750
Whirlpool Corp.	5,150	395,829
Total Household Durables		2,745,073
Industrial Conglomerates - 0.2%
Danaher Corp.	7,600	425,600
Insurance - 0.4%
Protective Life Corp.	37,510	1,111,046
Internet & Catalog Retail - 0.1%
Nutrisystem, Inc.	12,240	137,455
Internet Software & Services - 1.6%
Constant Contact, Inc.	44,910	1,337,869
Google, Inc.	1,600	1,025,984
Open Text Corp.	23,650	1,446,198
VistaPrint NV	11,170	431,720
Total Internet Software & Services		4,241,771

IT Services - 1.4%
iGate Corp.	35,910	601,852
International Business Machines Corp.	7,500	1,564,875
Neustar, Inc.	39,390	1,467,277
Syntel, Inc.	1,211	67,816
Total IT Services		3,701,820

Life Sciences Tools & Services - 0.2%
Mettler-Toledo International, Inc.	2,800	517,300
Machinery - 1.5%
Kaydon Corp.	15,140	386,221
Meritor, Inc.	30,650	247,346
Tennant Co.	45,662	2,009,128
Titan International, Inc.	58,629	1,386,576
Total Machinery		4,029,271

Metals & Mining - 0.1%
Avalon Rare Metals, Inc.	52,760	157,752
Multiline Retail - 0.5%
Dillard's Inc.	22,740	1,433,075
Oil, Gas & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. (a)	7,389	112,387
Amyris, Inc.	31,540	163,377
Northern Oil and Gas, Inc.	16,070	333,292
Total Oil, Gas & Consumable Fuels		609,056

Personal Products - 0.4%
Medifast, Inc.	24,550	428,643
USANA Health Sciences, Inc.	15,170	566,296
Total Personal Products		994,939

Pharmaceuticals - 0.8%
Hospira, Inc. (a)	7,000	261,730
Johnson & Johnson	14,000	923,440
Pfizer, Inc. (a)	22,400	507,248
Questcor Pharmaceuticals, Inc.	12,430	467,617
Viropharma, Inc.	300	9,021
Total Pharmaceuticals		2,169,056

Real Estate Investment Trusts (REITs) - 0.5%
Coresite Realty Corp.	23,160	546,344
Dupont Fabros Technology, Inc.	36,735	898,171
Total Real Estate Investment Trusts (REITs)		1,444,515

Semiconductors & Semiconductor Equipment - 0.3%
Hittite Microwave Corp. (a)	8,180	444,256
NVE Corp.	7,190	381,070
Total Semiconductors & Semiconductor Equipment		825,326

Software - 0.1%
VanceInfo Technologies, Inc. - ADR	33,520	403,581
Specialty Retail - 1.6%
GameStop Corp.	61,845	1,350,695
Genesco, Inc.	8,131	582,586
Monro Muffler Brake, Inc.	26,632	1,104,962
O'Reilly Automotive, Inc.	14,300	1,306,305
Total Specialty Retail		4,344,548

Textiles, Apparel & Luxury Goods - 1.1%
Lululemon Athletica, Inc.	8,660	646,729
PVH Corp.	5,850	522,581
Ralph Lauren Corp.	1,700	296,361
Steven Madden, Ltd.	11,348	485,127
True Religion Apparel, Inc.	10,340	283,316
VF Corp.	4,980	726,980
Total Textiles, Apparel & Luxury Goods		2,961,094

Trading Companies & Distributors - 0.6%
Titan Machinery, Inc.	54,700	1,542,540
TOTAL COMMON STOCKS (Proceeds $59,954,101)		$62,914,881

EXCHANGE TRADED FUNDS - 12.7%
Consumer Discretionary Select Sector SPDR Fund	5,396	243,360
Consumer Staples Select Sector SPDR	5,268	179,533
Industrial Select Sector SPDR Fund	17,787	665,590
iShares Dow Jones Transportation Average Index Fund	4,487	420,028
iShares PHLX SOX Semiconductors Sector	7,136	424,235
iShares Russell 2000 Index Fund	40,672	3,369,675
iShares S&P 500 Index	14,780	2,087,084
iShares S&P Mid Cap 400 Index Fund	3,597	356,894
Market Vectors Semiconductor ETF	7,546	270,147
Materials Select Sector SPDR Fund	3,027	111,908
Powershares QQQ	146,560	9,900,128
SPDR S&P 500 ETF Trust	86,000	12,101,920
SPDR S&P MidCap 400 ETF Trust	11,028	1,992,429
SPDR S&P Retail ETF	3,192	195,734
Technology Select Sector SPDR Fund	51,781	1,561,197
Vanguard Index Funds Small Cap Growth ETF	1,500	130,440
TOTAL EXCHANGE TRADED FUNDS (Proceeds $31,903,894)		$34,010,302

Total Securities Sold Short (Proceeds $91,857,995) - 36.2%		$96,925,183

Underlying Funds Trust
Long/Short Equity
Schedule of Options Written
March 31, 2012 (Unaudited)
		Fair
	Contracts	Value
Call Options - 0.1%
Barnes & Noble, Inc.
Expiration: April 2012, Exercise Price: $16.00	1,000	$15,000
International Business Machines Corp
Expiration: April 2012, Exercise Price: $190.00	40	75,200
Total Call Options		90,200

Put Options - 0.2%
Acme Packet, Inc.
Expiration: May 2012, Exercise Price: $22.50	490	41,650
Agilent Technologies, Inc.
Expiration: May 2012, Exercise Price: $35.00	360	5,040
Amazon.com, Inc.
Expiration: April 2012, Exercise Price: $155.00	85	2,125
CareFusion Corp
Expiration: April 2012, Exercise Price: $25.00	63	788
Expiration: April 2012, Exercise Price: $26.00	190	9,025
Cavium, Inc.
Expiration: May 2012, Exercise Price: $26.00	680	34,000
Google, Inc.
Expiration: April 2012, Exercise Price: $675.00	45	186,300
Hertz Global Holdings, Inc.
Expiration: April 2012, Exercise Price: $12.00	1,680	12,600
Home Inns & Hotels Management, Inc.
Expiration: June 2012, Exercise Price: $22.50	900	103,500
Mindray Medical International, Ltd.
Expiration: April 2012, Exercise Price: $25.00	440	2,200
Pandora Media, Inc.
Expiration: April 2012, Exercise Price: $10.00	855	29,925
SanDisk Corp.
Expiration: April 2012, Exercise Price: $42.00	155	1,860
Expiration: May 2012, Exercise Price: $45.00	300	28,200
SINA Corp./China
Expiration: April 2012, Exercise Price: $62.50	380	96,900
SPDR S&P 500 ETF Trust
Expiration: April 2012, Exercise Price: $132.00	1,000	24,000
Transocean Ltd./Switzerland
Expiration: May 2012, Exercise Price: $35.00	343	1,029
Yahoo! Inc
Expiration: April 2012, Exercise Price: $14.00	560	5,040
Total Put Options		584,182

Total Options Written (Premiums received $821,228) - 0.3%		$674,382

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2012 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$882,126
Written Options			Written option contracts, at value	674,382
Total		$882,126		$674,382

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (unaudited):

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$187,930,043	$93,138	(1)	$6,617	(2)	$188,029,798
Exchange Traded Funds	1,703,076	-		-		1,703,076
Purchased Options	882,126					882,126
Money Market Funds	34,862,151	-		-		34,862,151
Total Long Investments in Securities	$225,377,396	$93,138		$6,617		$225,477,151

Securities Sold Short:
Common Stocks	$62,914,881	$-		$-		$62,914,881
Exchange Traded Funds	34,010,302	-		-		34,010,302
Total Securities Sold Short	$96,925,183	$-		$-		$96,925,183

Written Options	$674,382	$-		$-		$674,382

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Health Care Equipment & Supplies		$93,138
		$93,138
(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Paper & Forest Products	$6,617
		$6,617

Transfers out of Level 1 and into Level 2		$93,138
Transfers were made into Level 2 from Level 1 due to a decrease in market activity.
There were no transfers into or out of Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

	Investments in Securities, at value
Balance as of December 31, 2011	$-	(3)
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation	6,617
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2012	$6,617

Change in unrealized appreciation/depreciation during the period for level 3 investments held at March 31, 2012	$6,617

(3) Amount is less than $ 0.50.

Type of Security	Fair Value at 3/31/2012	Valuation Techniques	Unobservable Input	Range
Common stock	6,617	Consensus pricing	Third party & broker quoted inputs	NA

The Trust's valuation procedures have been adopted by the Trust's Board of Directors, which has establised a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the fund's third party administrator, which report to the Valuation Committee. For third-party information, fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Trust. The Adviser develops valuation techiniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

Underlying Funds Trust
Market Neutral
Schedule of Investments
March 31, 2012 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 77.5%
Aerospace & Defense - 3.5%
BE Aerospace, Inc. (a)	2,500	$116,175
Northrop Grumman Corp. (a)	3,600	219,888
Raytheon Co.	35,350	1,865,773
Spirit Aerosystems Holdings, Inc.	18,750	458,625
Total Aerospace & Defense		2,660,461

Auto Components - 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	107,800	1,262,338
The Goodyear Tire & Rubber Co. (a)	11,150	125,103
Total Auto Components		1,387,441

Beverages - 0.3%
Dr Pepper Snapple Group, Inc.	5,500	221,155
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	2,400	222,864
Chemicals - 2.6%
Huntsman Corp.	81,350	1,139,713
International Flavors & Fragrances, Inc.	3,650	213,890
PPG Industries, Inc.	2,450	234,710
RPM International, Inc.	7,300	191,187
Sigma-Aldrich Corp.	3,000	219,180
Total Chemicals		1,998,680

Commercial Banks - 0.5%
International Bancshares Corp.	10,850	229,478
Suntrust Banks, Inc.	5,450	131,726
Total Commercial Banks		361,204

Commercial Services & Supplies - 1.3%
Deluxe Corp.	7,850	183,847
Iron Mountain, Inc.	5,850	168,480
Mine Safety Appliances Co.	5,300	217,724
Rollins, Inc.	10,000	212,800
Waste Connections, Inc.	5,200	169,156
Total Commercial Services & Supplies		952,007

Communications Equipment - 0.9%
QUALCOMM, Inc.	10,218	695,028
Computers & Peripherals - 4.3%
Apple, Inc. (a)	4,515	2,706,607
Seagate Technology PLC	21,026	566,651
Total Computers & Peripherals		3,273,258

Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV - ADR	4,950	213,791
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	8,000	685,040
Distributors - 0.2%
LKQ Corp. (a)	5,050	157,408
Diversified Consumer Services - 0.2%
Apollo Group, Inc. (a)	3,800	146,832
Diversified Financial Services - 0.3%
Moody's Corp. (a)	4,700	197,870
Electric Utilities - 0.4%
Entergy Corp.	2,350	157,920
ITC Holdings Corp.	2,300	176,962
Total Electric Utilities		334,882

Electrical Equipment - 0.3%
Hubbell, Inc.	2,900	227,882
Electronic Equipment, Instruments & Components - 0.3%
Jabil Circuit, Inc.	8,500	213,520
Energy Equipment & Services - 2.1%
Patterson UTI Energy, Inc.	9,550	165,120
Weatherford International Ltd. (a)	92,500	1,395,825
Total Energy Equipment & Services		1,560,945

Food Products - 0.7%
Hormel Foods Corp.	5,100	150,552
Sara Lee Corp.	11,350	244,365
The Hershey Co.	2,200	134,926
Total Food Products		529,843

Gas Utilities - 0.3%
Questar Corp.	10,850	208,971
Health Care Equipment & Supplies - 0.8%
Covidien PLC	3,750	205,050
DENTSPLY International, Inc.	5,250	210,683
Thoratec Corp. (a)	4,700	158,437
Total Health Care Equipment & Supplies		574,170

Health Care Providers & Services - 1.3%
Aetna, Inc.	4,250	213,180
AmerisourceBergen Corp.	5,400	214,272
Coventry Health Care, Inc.	4,350	154,730
Health Net, Inc. (a)	5,600	222,432
WellPoint, Inc.	2,300	169,740
Total Health Care Providers & Services		974,354

Health Care Technology - 0.3%
Cerner Corp. (a)	3,250	247,520
Healthcare Providers & Services - 0.2%
Henry Schein, Inc. (a)	2,200	166,496
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	7,250	199,738
Chipotle Mexican Grill, Inc. (a)	450	188,100
Starbucks Corp.	4,200	234,738
The Cheesecake Factory, Inc. (a)	6,250	183,687
Total Hotels, Restaurants & Leisure		806,263

Household Durables - 0.2%
Tupperware Brands Corp.	2,400	152,400
Household Products - 0.4%
Kimberly-Clark Corp.	1,750	129,307
The Clorox Co.	2,550	175,313
Total Household Products		304,620

Insurance - 0.6%
Lincoln National Corp.	9,300	245,148
The Progressive Corp.	9,850	228,323
Total Insurance		473,471

Internet Software & Services - 3.1%
Equinix, Inc. (a)	5,591	880,303
Google, Inc. (a)	1,271	815,016
IAC/InterActiveCorp.	5,100	250,359
Responsys, Inc. (a)	30,979	370,819
Total Internet Software & Services		2,316,497

IT Services - 5.2%
Cognizant Technology Solutions Corp. (a)	16,312	1,255,208
Computer Sciences Corp.	6,300	188,622
DST Systems, Inc.	4,100	222,343
Gartner, Inc. (a)	5,500	234,520
Servicesource International, Inc. (a)	23,435	362,774
Teradata Corp. (a)	7,842	534,432
VeriFone Systems, Inc. (a)	21,666	1,123,816
Total IT Services		3,921,715

Leisure Equipment & Products - 0.5%
Mattel, Inc.	5,900	198,594
Polaris Industries, Inc.	2,850	205,627
Total Leisure Equipment & Products		404,221

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (a)	4,000	178,040
Mettler-Toledo International, Inc. (a)	800	147,800
Total Life Sciences Tools & Services		325,840

Machinery - 5.4%
Crane Co.	3,450	167,325
Cummins, Inc.	1,550	186,062
Dover Corp.	2,800	176,232
Graco, Inc.	3,800	201,628
Flowserve Corp.	10,060	1,162,031
Navistar International Corp. (a)	32,000	1,294,400
Oshkosh Corp. (a)	39,050	904,788
Total Machinery		4,092,466

Media - 1.3%
AMC Networks, Inc. (a)	3,800	169,594
Charter Communications, Inc. (a)	2,200	139,590
Sirius XM Radio, Inc. (a)	296,943	685,938
Total Media		995,122

Metals & Mining - 0.2%
United States Steel Corp.	4,750	139,508
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	2,100	198,429
Office Electronics - 0.1%
Xerox Corp.	11,250	90,900
Oil, Gas & Consumable Fuels - 16.5%
Approach Resources, Inc. (a)	25,575	944,996
Cabot Oil & Gas Corp.	21,100	657,687
Comstock Resources, Inc. (a)	58,995	933,891
Devon Energy Corp.	19,150	1,361,948
EQT Corp.	2,750	132,578
Exxon Mobil Corp.	24,000	2,081,520
Hess Corp.	9,850	580,658
HollyFrontier Corp.	41,322	1,328,502
Marathon Oil Corp.	30,600	970,020
Marathon Petroleum Corp.	20,650	895,384
Petroleum Development Corp. (a)	23,900	886,451
Pioneer Natural Resources Co.	8,150	909,458
Rex Energy Corp. (a)	65,000	694,200
SM Energy Co.	2,400	169,848
Total Oil, Gas & Consumable Fuels		12,547,141

Personal Products - 0.3%
Herbalife Ltd.	3,700	254,634
Professional Services - 0.6%
Equifax, Inc.	5,200	230,152
The Corporate Executive Board Co.	5,600	240,856
Total Professional Services		471,008

Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	3,650	230,023
Apartment Investment & Management Co.	8,050	212,601
The Macerich Co.	4,250	245,437
UDR, Inc.	7,200	192,312
Ventas, Inc.	3,950	225,545
Total Real Estate Investment Trusts (REITs)		1,105,918

Semiconductors & Semiconductor Equipment - 4.0%
Avago Technologies Ltd.	4,750	185,108
Cirrus Logic, Inc. (a)	26,563	632,199
Cypress Semiconductor Corp.	37,346	583,718
Exar Corp. (a)	45,691	383,804
Inphi Corp. (a)	30,339	430,207
Integrated Device Technology, Inc. (a)	93,139	665,944
KLA-Tencor Corp.	3,550	193,191
Total Semiconductors & Semiconductor Equipment		3,074,171

Software - 8.9%
Citrix Systems, Inc.	5,591	441,186
CommVault Systems, Inc. (a)	20,972	1,041,050
Electronic Arts, Inc. (a)	7,150	117,832
Fortinet, Inc. (a)	19,211	531,184
Informatica Corp. (a)	2,933	155,156
Jive Software, Inc. (a)	6,436	174,802
MICROS Systems, Inc. (a)	4,400	243,276
Nuance Communications, Inc. (a)	38,374	981,607
Parametric Technology Corp. (a)	6,550	183,007
Red Hat, Inc. (a)	20,612	1,234,453
Sourcefire, Inc. (a)	13,246	637,530
Take-Two Interactive Software, Inc. (a)	41,949	645,385
VASCO Data Security International, Inc. (a)	36,499	393,824
Total Software		6,780,292

Specialty Retail - 0.8%
ANN, Inc. (a)	7,100	203,344
Ltd. Brands, Inc.	4,700	225,600
PetSmart, Inc.	3,450	197,409
Total Specialty Retail		626,353

Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	1,900	250,762
Tobacco - 0.2%
Lorillard, Inc.	1,300	168,324
Trading Companies & Distributors - 1.3%
WW Grainger, Inc.	4,550	977,385
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	3,100	165,354
Telephone & Data Systems, Inc.	1	23
Total Wireless Telecommunication Services		165,377

TOTAL COMMON STOCKS (Cost $49,485,753)		$58,854,439

MONEY MARKET FUNDS - 15.8%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.16% (b)	11,973,217	11,973,217
TOTAL MONEY MARKET FUNDS (Cost $11,973,217)		$11,973,217

Total Investments (Cost $61,453,107) - 93.3%		$70,827,656

Other Assets in Excess of Liabilities - 6.7%		5,058,926
TOTAL NET ASSETS - 100.0%		$75,886,582

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Rate shown is the seven day yield as of March 31, 2012.

Underlying Funds Trust
Market Neutral
Schedule of Securities Sold Short
March 31, 2012 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 61.8%
Aerospace & Defense - 4.5%
Hexcel Corp.	17,700	$424,977
Northrop Grumman Corp.	22,270	1,360,252
Precision Castparts Corp.	1,400	242,060
Spirit Aerosystems Holdings, Inc.	8,300	203,018
United Technologies Corp.	14,300	1,186,042
Total Aerospace & Defense		3,416,349

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	3,100	203,019
Auto Components - 1.7%
BorgWarner, Inc.	15,650	1,319,921
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	7,300	208,780
Biotechnology - 0.3%
United Therapeutics Corp.	4,150	195,590
Building Products - 0.3%
Lennox International, Inc.	5,000	201,500
Capital Markets - 0.9%
Eaton Vance Corp.	7,450	212,921
Lazard Ltd.	7,050	201,348
TD Ameritrade Holding Corp.	11,600	228,984
Teton Advisors, Inc.	6	104
Total Capital Markets		643,357

Chemicals - 2.5%
Air Products & Chemicals, Inc.	1,850	169,830
Ecolab, Inc.	3,450	212,934
Praxair, Inc.	1,950	223,548
The Dow Chemical Co.	36,150	1,252,236
Total Chemicals		1,858,548

Commercial Banks - 0.2%
Westamerica Bancorporation	3,400	163,200
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	6,250	188,313
Pitney Bowes, Inc.	9,350	164,373
Stericycle, Inc.	2,550	213,282
The Brink's Co.	5,750	137,252
Waste Management, Inc.	5,550	194,028
Total Commercial Services & Supplies		897,248

Communications Equipment - 1.5%
Ciena Corp.	31,260	506,099
Ericsson - ADR	30,351	312,919
Juniper Networks, Inc.	12,448	284,810
Total Communications Equipment		1,103,828

Computers & Peripherals - 0.5%
Dell, Inc.	22,497	373,450
Construction & Engineering - 0.2%
KBR, Inc.	4,500	159,975
Consumer Finance - 0.3%
Green Dot Corp.	8,415	223,166
Netspend Holdings, Inc.	210	1,629
Total Consumer Finance		224,795

Containers & Packaging - 0.4%
Crown Holdings, Inc.	4,550	167,577
Rock-Tenn Co.	2,400	162,144
Total Containers & Packaging		329,721

Diversified Financial Services - 0.9%
IntercontinentalExchange, Inc.	1,600	219,872
Moody's Corp.	11,070	466,047
Total Diversified Financial Services		685,919

Electrical Equipment - 0.5%
Roper Industries, Inc.	2,250	223,110
The Babcock & Wilcox Co.	6,650	171,237
Total Electrical Equipment		394,347

Electronic Equipment, Instruments & Components - 0.7%
National Instruments Corp.	4,950	141,174
Tech Data Corp.	4,075	221,110
Trimble Navigation Ltd.	3,750	204,075
Total Electronic Equipment, Instruments & Components		566,359

Energy Equipment & Services - 2.3%
Diamond Offshore Drilling, Inc.	2,100	140,175
Dril-Quip, Inc.	2,700	175,554
Schlumberger Ltd.	20,100	1,405,593
Total Energy Equipment & Services		1,721,322

Food & Staples Retailing - 0.2%
Sysco Corp.	5,450	162,737
Food Products - 1.0%
Campbell Soup Co.	5,600	189,560
Kellogg Co.	3,400	182,342
McCormick & Co., Inc.	4,100	223,163
Tootsie Roll Industries, Inc.	8,100	185,571
Total Food Products		780,636

Gas Utilities - 0.2%
National Fuel Gas Co.	2,500	120,300
Health Care Equipment & Supplies - 0.5%
Edwards Lifesciences Corp.	2,800	203,644
Masimo Corp.	8,400	196,392
Total Health Care Equipment & Supplies		400,036

Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc.	7,950	148,824
Cardinal Health, Inc.	4,950	213,394
Express Scripts Holding Co.	3,650	197,757
Laboratory Corp. of America Holdings	2,550	233,427
Patterson Cos., Inc.	6,550	218,770
VCA Antech, Inc.	8,850	205,409
Total Health Care Providers & Services		1,217,581

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.	8,850	146,910
athenahealth, Inc.	1,134	84,052
Total Health Care Technology		230,962

Hotels, Restaurants & Leisure - 0.6%
Darden Restaurants, Inc.	4,300	219,988
Life Time Fitness, Inc.	4,350	219,979
Total Hotels, Restaurants & Leisure		439,967

Household Durables - 0.5%
Mohawk Industries, Inc.	3,050	202,855
Zagg, Inc.	19,190	203,990
Total Household Durables		406,845

Independent Power Producers & Energy Traders - 0.3%
Calpine Corp.	11,200	192,752
Insurance - 0.3%
Brown & Brown, Inc.	8,050	191,429
Internet & Catalog Retail - 0.6%
Amazon.com, Inc.	1,466	296,880
Shutterfly, Inc.	5,873	184,001
Total Internet & Catalog Retail		480,881

Internet Software & Services - 1.7%
comScore, Inc.	11,514	246,285
LogMeln, Inc.	6,571	231,496
Rackspace Hosting, Inc.	5,379	310,852
VeriSign, Inc.	5,600	214,704
WebMD Health Corp.	11,543	295,270
Total Internet Software & Services		1,298,607

IT Services - 4.0%
Accenture PLC	7,336	473,172
Broadridge Financial Solutions, Inc.	6,300	150,633
Constant Contact, Inc.	8,802	262,212
Higher One Holdings, Inc.	13,840	206,908
iGate Corp.	25,757	431,687
Infosys Ltd. - ADR	4,478	255,380
Jack Henry & Associates, Inc.	9,171	312,915
Lender Processing Services, Inc.	6,950	180,700
Paychex, Inc.	5,250	162,698
Sapient Corp.	11,738	146,138
Syntel, Inc.	3,892	217,952
Wipro Ltd. - ADR	20,453	224,983
Total IT Services		3,025,378

Life Sciences Tools & Services - 0.7%
Covance, Inc.	4,200	200,046
Techne Corp.	3,050	213,805
Waters Corp.	1,700	157,522
Total Life Sciences Tools & Services		571,373

Machinery - 3.1%
Caterpillar, Inc.	17,525	1,866,763
Flowserve Corp.	1,600	184,816
Illinois Tool Works, Inc.	2,950	168,504
Joy Global, Inc.	1,950	143,325
Total Machinery		2,363,408

Media - 2.2%
Cablevision Systems Corp.	8,150	119,642
DIRECTV	4,100	202,294
Discovery Communications, Inc.	5,050	255,530
DreamWorks Animation SKG Inc.	7,450	137,452
John Wiley & Sons, Inc.	4,850	230,811
Morningstar, Inc.	2,950	185,998
Omnicom Group, Inc.	3,600	182,340
Scripps Networks Interactive, Inc.	3,950	192,326
Thomson Reuters Corp.	6,991	202,040
Total Media		1,708,433

Metals & Mining - 0.3%
Allied Nevada Gold Corp.	6,550	213,071
Oil, Gas & Consumable Fuels - 11.9%
Chevron Corp.	9,500	1,018,780
Concho Resources, Inc.	2,050	209,264
CONSOL Energy, Inc.	3,950	134,695
Continental Resources, Inc.	16,500	1,416,030
Goodrich Petroleum Corp.	72,650	1,381,803
Plains Exploration & Production Co.	20,700	882,855
Royal Dutch Shell PLC - ADR	18,753	1,315,148
Southwestern Energy Co.	5,300	162,180
Stone Energy Corp.	21,900	626,121
Tesoro Corp.	32,200	864,248
Ultra Petroleum Corp.	5,000	113,150
Valero Energy Corp.	31,700	816,909
Walter Energy, Inc.	2,000	118,420
Total Oil, Gas & Consumable Fuels		9,059,603

Personal Products - 0.5%
Avon Products, Inc.	9,300	180,048
Mead Johnson Nutrition Co.	2,600	214,448
Total Personal Products		394,496

Pharmaceuticals - 0.3%
Allergan Inc.	2,300	219,489
Professional Services - 0.3%
Robert Half International, Inc.	8,500	257,550
Real Estate Investment Trusts (REITs) - 1.1%
Federal Realty Investment Trust	2,400	232,296
Highwoods Properties, Inc.	4,100	136,612
Plum Creek Timber Co., Inc.	5,950	247,282
Potlatch Corp.	5,850	183,339
Total Real Estate Investment Trusts (REITs)		799,529

Road & Rail - 1.6%
Con-way, Inc.	5,300	172,833
Norfolk Southern Corp.	16,000	1,053,280
Total Road & Rail		1,226,113

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc.	30,563	245,115
Aixtron SE NA - ADR	14,508	251,424
Broadcom Corp.	7,134	280,366
Freescale Semiconductor Ltd.	14,671	225,787
Intersil Corp.	27,672	309,926
Linear Technology Corp.	18,944	638,413
Skyworks Solutions, Inc.	7,150	197,697
SunPower Corp.	9,044	57,701
Texas Instruments, Inc.	8,386	281,853
Veeco Instruments, Inc.	8,866	253,568
Total Semiconductors & Semiconductor Equipment		2,741,850

Software - 1.9%
Citrix Systems, Inc.	2,250	177,548
FactSet Research Systems, Inc.	2,152	213,134
Pegasystems, Inc.	8,482	323,673
SAP AG - ADR	6,683	466,607
Symantec Corp.	12,750	238,425
Total Software		1,419,387

Specialty Retail - 1.0%
CarMax, Inc.	5,700	197,505
GameStop Corp.	10,189	222,528
The Gap, Inc.	6,900	180,366
Williams Sonoma, Inc.	4,100	153,668
Total Specialty Retail		754,067

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	5,900	174,286
Trading Companies & Distributors - 1.1%
Fastenal Co.	15,000	811,500
Water Utilities - 0.3%
Aqua America, Inc.	9,800	218,442
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc.	5,800	106,198
SBA Communications Corp.	4,550	231,185
Total Wireless Telecommunication Services		337,383

TOTAL COMMON STOCKS (Proceeds $44,250,438)		$46,885,319

EXCHANGE TRADED FUNDS - 5.5%
Technology Select Sector SPDR Fund	137,475	4,144,871
TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,593,442)		$4,144,871

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 0.0%
GAMCO Investors, Inc.	$6,100	4,924
0.000%, 12/31/2015
TOTAL CORPORATE BONDS (Proceeds $6,100)		4,924

Total Securities Sold Short (Proceeds $47,849,980) - 67.3%		$51,035,114

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (unaudited):

Description	Level 1	Level 2		Level 3	Total
Common Stocks	$58,854,439				$58,854,439
Money Market Funds	11,973,217	-		-	11,973,217
Total Long Investments in Securities	$70,827,656	$-		$-	$70,827,656

Securities Sold Short:
Common Stocks	$46,885,215	$104	(1)	$-	$46,885,319
Exchange Traded Funds	4,144,871	-		-	4,144,871
Corporate Bonds	-	4,924			4,924
Total Securities Sold Short	$51,030,086	$5,028		$-	$51,035,114

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Capital Markets	$104

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Investments
March 31, 2012 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 3.5%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)	4,826	$64,379
Auto Components - 0.0%
Dana Holding Corp.	59,461	56,389
Building Products - 0.0%
Dayton Superior Corp. (a)	2,804	0
Chemicals - 0.1%
LyondellBasell Industries NV	2,840	123,966
Commercial Banks - 0.0%
CIT Group, Inc. (a)	1,000	41,240
Commercial Services & Supplies - 0.0%
TMS International Corp. (a)	2,672	32,331
Communications Equipment - 0.3%
EchoStar Corp. (a)	3,584	100,854
Loral Space & Communications, Inc. (a)	5,154	410,258
Total Communications Equipment		511,112

Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. (a)	4,021	16,164
Machinery - 0.2%
Wolverine Tube, Inc. (a) (k)	6,862	237,677
Xerium Technologies, Inc. (a)	277	1,787
Total Machinery		239,464

Media - 0.5%
Cablevision Systems Corp.	8,140	119,495
DISH Network Corp. - Class A	1,200	39,516
Gray Television, Inc. (a)	57,443	108,567
Journal Communications, Inc. - Class A (a)	26,262	147,855
Nexstar Broadcasting Group, Inc. - Class A (a)	15,648	130,035
Satmex Gp (a)	8	19
Satmex Lp (a)	75,000	187,500
Sinclair Broadcast Group Inc - Class A	1,500	16,590
Total Media		749,577

Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp.	5,800	134,386
Pacific Rubiales Energy Corp. (a)	20,000	584,290
Sprott Resource Corp. (a)	10,000	40,203
Stallion Oilfield Holdings, Inc. (a) (k)	3,200	127,200
Total Oil, Gas & Consumable Fuels		886,079

Real Estate Investment Trusts (REITs) - 0.1%
FelCor Lodging Trust, Inc.	1,600	40,640
iStar Financial, Inc. (a)	9,100	65,975
Total Real Estate Investment Trusts (REITs)		106,615

Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	3,083	48,187
Transportation Infrastructure - 1.8%
Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,446) (a) (j) (k)	9,420	2,971,071
Macquarie Infrastructure Co. LLC	2,500	82,475
Total Transportation Infrastructure		3,053,546

TOTAL COMMON STOCKS (Cost $5,170,148)		$5,929,049

CONVERTIBLE PREFERRED STOCKS - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy XXI Bermuda Ltd.	1,000	378,125
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $392,607)		$378,125

PREFERRED STOCKS - 0.3%
Building Products - 0.3%
Dayton Superior Corp. Preferred Units (a) (k)	3,115	454,916
Real Estate Investment Trusts (REITs) - 0.0%
Strategic Hotels & Resorts, Inc. (a)	675	20,918
TOTAL PREFERRED STOCKS (Cost $474,058)		$475,834

	Principal
	Amount
ASSET BACKED SECURITIES - 1.8%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 Class 1A1 Class 1A1, 0.362%, 05/25/2031 (b)	$42,964	36,648
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-4 Class 1A6, 4.515%, 02/25/2014	42,044	41,994
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2 Class AF2, 5.501%, 12/25/2036 (b)	74,504	47,923
Equity One ABS, Inc.
Series 2002-4 Class B, 5.909%, 02/25/2033	17,703	8,649
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9 Class A3, 0.522%, 10/25/2035 (b)	73,504	72,157
GSAMP Trust
Series 2007-HE2 Class A2A, 0.362%, 03/25/2037 (b)	38,440	37,777
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027	71,198	71,093
Long Beach Mortgage Loan Trust
Series FLT, 0.792%, 06/25/2035 (b)	358,013	311,986
Morgan Stanley ABS Capital, Inc.
Series M-2, 0.742%, 07/25/2035 (b)	450,000	321,244
Park Place Securities, Inc.
Series 2005-WCW1, 0.692%, 05/25/2035 (b)	400,000	270,240
Residential Asset Mortgage Products, Inc.
Series 2006-RS1, 0.472%, 02/25/2034 (b)	175,736	133,924
Residential Asset Securities Corp.
Series 2005-KS10 Class 1A2, 0.492%, 11/25/2035 (b)	56,652	55,903
Securitized Asset Backed Receivables LLC Trust
Series 2005-FR3 Class M1, 0.712%, 04/25/2035 (b)	132,705	119,307
Specialty Underwriting & Residential Finance
Series M-2, 0.742%, 06/25/2036 (b)	300,000	196,944
Start CLO Ltd.
Series 2011-7, 15.540%, 06/09/2016 (Acquired 12/06/2011, Cost $1,000,000) (b) (c) (k)	1,000,000	1,016,849
Structured Asset Securities Corp.
Series M3, 0.672%, 05/25/2035 (b)	500,000	267,121
Series 2005-WF3 Class B1, 2.742%, 07/25/2035 (Acquired 06/24/2010, Cost $28,197) (b) (j)	106,817	7,506
TOTAL ASSET BACKED SECURITIES (Cost $3,002,651)		$3,017,265

MORTGAGE BACKED SECURITIES - 2.9%
American Home Mortgage Investment Trust
Series 2004-3, 2.434%, 10/25/2034 (b)	196,696	139,168
Banc of America Alternative Loan Trust
Series 2006-3, 6.000%, 04/25/2036	265,758	220,754
Fannie Mae Interest Strip
Series 343 Class 2, 4.500%, 10/01/2033 (g)	128,268	17,263
Series 356 Class 19, 6.000%, 12/01/2034 (g)	59,874	12,040
Fannie Mae REMICS
Series 2011-69, 5.000%, 05/25/2018 (g)	1,653,152	137,057
Series 2010-105 Class IO, 5.000%, 08/25/2020 (g)	232,578	24,638
Series 2011-124, 3.500%, 09/25/2021 (g)	682,690	68,473
Series 2010-29, 5.000%, 12/25/2021 (g)	1,775,358	177,311
Series 2008-86 Class IO, 4.500%, 03/25/2023 (g)	282,972	20,572
Series 2010-37, 5.000%, 04/25/2025 (g)	850,130	66,481
Series 2010-121, 5.000%, 10/25/2025 (g)	488,386	40,423
Series 2011-88, 3.500%, 09/25/2026 (g)	530,604	72,193
Series 2008-87, 7.408%, 07/25/2033 (b) (g)	486,403	81,863
Series 2004-66 Class SE, 6.258%, 09/25/2034 (b) (g)	224,328	39,834
Series 2005-65, 6.758%, 08/25/2035 (b) (g)	257,577	50,173
Freddie Mac REMICS
Series 3685 Class EI, 5.000%, 03/15/2019 (g)	328,403	24,494
Series 3907, 6.408%, 07/15/2026 (b) (g)	391,667	68,028
Series 3995, 3.500%, 02/15/2027 (g)	1,865,050	244,262
Series 3308, 6.952%, 03/15/2032 (b) (g)	232,564	37,462
Series 2965, 5.863%, 05/15/2032 (b) (g)	191,096	28,467
Series 3114, 6.310%, 02/15/2036 (b) (g)	307,813	55,276
Government National Mortgage Association
Series 2011-167, 5.000%, 12/16/2020 (g)	1,080,582	100,198
Series 2011-145, 5.808%, 11/16/2041 (b) (g)	653,315	133,814
Harborview Mortgage Loan Trust
Series FLT, 0.552%, 08/19/2045 (b)	290,050	202,331
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8 Class A3, 6.164%, 08/12/2049 (b)	750,000	830,176
Residential Asset Mortgage Products, Inc.
Series M-4, 0.882%, 04/25/2035 (b)	300,000	126,482
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/13/2038 (Acquired 10/22/2007, cost $529,354) (b) (j) (k)	549,687	98,855
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, 6.011%, 06/15/2045 (b)	150,000	171,898
Series 2006-C29 Class A4, 5.308%, 11/15/2048 (b)	610,000	680,723
WaMu Mortgage Pass Through Certificates
Series 2005-AR18, 2.474%, 01/25/2036 (b)	168,317	156,280
Series 2007-HY6, 4.835%, 06/25/2037 (b)	391,690	265,578
Series 2005-AR1 Class AR1, 0.582%, 01/25/2045 (b)	370,909	295,495
Series 2007-OA2 Class 1A, 0.859%, 03/25/2047 (b)	315,339	188,113
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,276,560)		$4,876,175

CONVERTIBLE BONDS - 23.9%
Airlines - 0.4%
AirTran Holdings, Inc.
5.250%, 11/01/2016	550,000	695,063
Biotechnology - 2.7%
BioMarin Pharmaceutical, Inc.
1.875%, 04/23/2017	350,000	623,875
Corsicanto Ltd.
3.500%, 01/15/2032	500,000	751,875
Dendreon Corp.
2.875%, 01/15/2016	1,000,000	800,000
Gilead Sciences, Inc.
1.000%, 05/01/2014	450,000	550,125
InterMune, Inc.
2.500%, 09/15/2018	250,000	214,688
Medivation, Inc.
2.625%, 04/01/2017	480,000	507,000
Regeneron Pharmaceuticals, Inc.
1.875%, 10/01/2016 (Acquired 10/18/2011 through 10/28/2011, Cost $239,705) (c)	250,000	383,750
Savient Pharmaceuticals, Inc.
4.750%, 02/01/2018	500,000	207,500
Theravance, Inc.
3.000%, 01/15/2015	500,000	513,750
Total Biotechnology		4,552,563

Capital Markets - 0.6%
Jefferies Group, Inc.
3.875%, 11/01/2029	1,000,000	950,000
Communications Equipment - 0.8%
Ciena Corp.
4.000%, 03/15/2015 (Acquired 03/25/2010 through 02/15/2012, Cost $572,461) (c)	530,000	598,238
Ixia
3.000%, 12/15/2015 (Acquired 12/01/2010 through 12/09/2010, Cost $521,666) (c)	500,000	517,500
Nortel Networks Corp.
2.125%, 04/15/2014 (h)	320,000	312,800
Total Communications Equipment		1,428,538

Computers & Peripherals - 1.4%
Hutchinson Technology, Inc.
8.500%, 01/15/2026	1,502,000	1,126,500
NetApp, Inc.
1.750%, 06/01/2013	500,000	724,375
Quantum Corp.
3.500%, 11/15/2015	530,000	533,975
Total Computers & Peripherals		2,384,850

Diversified Consumer Services - 0.4%
School Specialty, Inc.
3.750%, 11/30/2026	1,000,000	727,500
Electrical Equipment - 0.3%
General Cable Corp.
4.500%, 11/15/2029	500,000	526,875
Electronic Equipment, Instruments & Components - 0.4%
Anixter International, Inc.
1.000%, 02/15/2013	500,000	626,250
Food & Staples Retailing - 0.1%
Spartan Stores, Inc.
3.375%, 05/15/2027	250,000	241,250
Food Products - 0.4%
Tyson Foods, Inc.
3.250%, 10/15/2013	500,000	620,625
Health Care Equipment & Supplies - 1.7%
Hologic, Inc.
2.000%, 12/15/2037	500,000	590,000
Insulet Corp.
3.750%, 06/15/2016	1,000,000	1,045,000
Integra LifeSciences Holdings Corp.
1.625%, 12/15/2016 (Acquired 06/10/2011, Cost $500,000) (c)	500,000	450,625
NuVasive, Inc.
2.750%, 07/01/2017	300,000	255,750
Volcano Corp.
2.875%, 09/01/2015	500,000	594,375
Total Health Care Equipment & Supplies		2,935,750

Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018	500,000	466,875
Hotels, Restaurants & Leisure - 1.2%
Gaylord Entertainment Co.
3.750%, 10/01/2014 (Acquired 10/28/2009 through 12/10/2009, Cost $485,460) (c)	500,000	641,250
MGM Resorts International
4.250%, 04/15/2015	790,000	836,412
International Game Technology
3.250%, 05/01/2014 (Acquired 10/28/2009 through 04/06/2010, Cost $549,488) (c)	500,000	566,875
Total Hotels, Restaurants & Leisure		2,044,537

Household Durables - 0.4%
D.R. Horton, Inc.
2.000%, 05/15/2014	500,000	646,250
Insurance - 0.3%
Fidelity National Financial, Inc.
4.250%, 08/15/2018 (Acquired 07/27/2011, Cost $500,000) (c)	500,000	533,750
Internet & Catalog Retail - 0.2%
Priceline.com, Inc.
1.000%, 03/15/2018 (Acquired 03/07/2012, Cost $358,215) (c)	360,000	381,150
IT Services - 0.6%
Alliance Data Systems Corp.
1.750%, 08/01/2013	585,000	946,969
Life Sciences Tools & Services - 0.6%
Illumina, Inc.
0.250%, 03/15/2016 (Acquired 10/07/2011 through 10/19/2011, Cost $783,691) (c)	1,000,000	958,750
Machinery - 2.1%
Chart Industries, Inc.
2.000%, 08/01/2018	500,000	640,000
Greenbrier Cos., Inc.
3.500%, 04/01/2018 (Acquired 03/30/2011 through 10/10/2011, Cost $1,685,204) (c)	1,750,000	1,677,812
2.375%, 05/15/2026 (Acquired 01/21/2011, Cost $190,903) (c)	200,000	193,250
Meritor, Inc.
4.625%, 03/01/2026	500,000	456,250
Navistar International Corp.
3.000%, 10/15/2014	525,000	578,813
Total Machinery		3,546,125

Marine - 1.0%
DryShips, Inc.
5.000%, 12/01/2014	2,000,000	1,700,000
Media - 0.5%
Lions Gate Entertainment, Inc.
3.625%, 03/15/2025	500,000	889,375
Metals & Mining - 0.8%
Allegheny Technologies, Inc.
4.250%, 06/01/2014	600,000	747,750
Kaiser Aluminum Corp.
4.500%, 04/01/2015	500,000	599,350
Total Metals & Mining		1,347,100

Oil, Gas & Consumable Fuels - 1.4%
Enercoal Resources Pte Ltd.
9.250%, 08/05/2014	400,000	425,500
GMX Resources, Inc.
5.000%, 02/01/2013	1,195,000	885,794
InterOil Corp.
2.750%, 11/15/2015	750,000	643,125
Peabody Energy Corp.
4.750%, 12/15/2066 (Acquired 02/02/2012 , Cost $480,013) (c)	450,000	427,500
Total Oil, Gas & Consumable Fuels		2,381,919

Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management, Inc.
4.000%, 02/15/2015	750,000	871,875
Road & Rail - 0.3%
Avis Budget Group, Inc.
3.500%, 10/01/2014	500,000	586,250
Semiconductors & Semiconductor Equipment - 2.0%
Lam Research Corp.
1.250%, 05/15/2018 (Acquired 12/16/2011, Cost $468,824) (c)	500,000	525,000
Micron Technology, Inc.
1.500%, 08/01/2031 (Acquired 07/21/2011, Cost $1,003,155) (c)	1,000,000	1,055,000
1.875%, 08/01/2031 (Acquired 07/28/2011 through 02/08/2012, Cost $547,952) (c)	600,000	636,750
Rudolph Technologies, Inc.
3.750%, 07/15/2016 (Acquired 07/20/2011, Cost $500,000) (c)	500,000	555,625
Xilinx, Inc.
3.125%, 03/15/2037	500,000	635,000
Total Semiconductors & Semiconductor Equipment		3,407,375

Software - 1.1%
Electronic Arts, Inc.
0.750%, 07/15/2016 (Acquired 08/25/2011, Cost $482,171) (c)	500,000	460,000
Mentor Graphics Corp.
4.000%, 04/01/2031 (Acquired 03/30/2011, Cost $502,416) (c)	500,000	538,750
Nuance Communications, Inc.
2.750%, 11/01/2031 (Acquired 11/07/2011, Cost $546,480) (c)	500,000	565,000
THQ, Inc.
5.000%, 08/15/2014	500,000	244,375
Total Software		1,808,125

Textiles, Apparel & Luxury Goods - 0.3%
Iconix Brand Group, Inc.
2.500%, 06/01/2016 (Acquired 08/23/2011, Cost $471,011) (c)	500,000	488,125
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.
5.000%, 05/01/2017	200,000	154,500
Wireless Telecommunication Services - 1.0%
SBA Communications Corp.
4.000%, 10/01/2014	950,000	1,669,625
TOTAL CONVERTIBLE BONDS (Cost $38,344,108)		$40,517,939

CORPORATE BONDS - 44.1%

Aerospace & Defense - 0.3%
AAR Corp.
7.250%, 01/15/2022 (Acquired 01/13/2012, Cost $491,340) (c)	500,000	510,000
Airlines - 0.9%
American Airlines 2011-1 Class A Pass Through Trust
5.250%, 07/31/2021	218,434	222,802
American Airlines Equipment Trust 1990
10.680%, 03/04/2014 (h) (k)	111,000	77,700
American Airlines, Inc.
13.000%, 08/01/2016	219,781	231,869
Delta Air Lines 2010-2 Class A Pass Through Trust
4.950%, 05/23/2019	285,965	301,693
US Airways 2010-1 Class A Pass Through Trust
6.250%, 04/22/2023	483,861	491,120
US Airways 2011-1 Class A Pass Through Trust
7.125%, 10/22/2023	115,000	120,750
Total Airlines		1,445,934

Auto Components - 0.6%
Visteon Corp.
6.750%, 0/15/2019 (Acquired 04/05/2011 through 10/05/2011, Cost $947,468) (c)	1,000,000	1,015,000
Automobiles - 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.750%, 03/15/2020	250,000	273,125
Chrysler Group LLC
8.000%, 06/15/2019	700,000	703,500
Total Automobiles		976,625

Beverages - 0.9%
Pernod-Ricard SA
2.950%, 01/15/2017 (Acquired 01/05/2012, Cost $499,165) (c)	500,000	505,065
Reddy Ice Corp.
11.250%, 03/15/2015	1,000,000	955,000
Total Beverages		1,460,065

Building Products - 1.1%
Building Materials Corp. of America
6.750%, 05/01/2021 (Acquired 04/27/2011, Cost $504,089) (c)	500,000	530,625
Cimento Tupi SA
9.750%, 05/11/2018 (Acquired 01/31/2012, Cost $988,270) (c)	1,000,000	985,000
Spie BondCo 3 SCA
11.000%, 08/15/2019 (Acquired 03/28/2012, Cost $339,660) (c)	EUR 255,000	346,472
Total Building Products		1,862,097

Capital Markets - 0.5%
Goldman Sachs Group, Inc.
5.750%, 01/24/2022	$100,000	102,874
Jefferies Group, Inc.
3.875%, 11/09/2015	300,000	296,250
Lehman Brothers Holdings, Inc.
3.950%, 05/02/2018 (h)	240,000	70,200
MF Global Holdings Ltd.
6.750%, 08/08/2016 (h)	400,000	147,240
Morgan Stanley
4.750%, 03/22/2017	230,000	230,077
Total Capital Markets		846,641

Chemicals - 0.4%
Lyondellbasell Industries NV
5.000%, 04/15/2019 (Acquired 03/26/2012, Cost $338,800) (c)	338,800	338,800
5.750%, 04/15/2024 (Acquired 03/26/2012, Cost $338,800) (c)	338,800	337,953
Total Chemicals		676,753

Commercial Services & Supplies - 1.0%
Baker Corp. International, Inc.
8.250%, 06/01/2019 (Acquired 05/17/2011 through 08/30/2011, Cost $724,077) (c)	750,000	772,500
International Lease Finance Corp.
8.625%, 09/15/2015 (b)	750,000	825,000
Total Commercial Services & Supplies		1,597,500

Communications Equipment - 0.9%
CommScope, Inc.
8.250%, 01/15/2019 (Acquired 09/16/2011, Cost $650,697) (c)	640,000	681,600
Nortel Networks Ltd.
2.125%, 04/15/2014 (h)	320,000	336,000
10.750%, 07/15/2016 (h)	320,000	357,600
UPCB Finance VI Ltd.
6.875%, 01/15/2022 (Acquired 01/31/2012, Cost $150,000) (c)	150,000	154,875
Total Communications Equipment		1,530,075

Construction & Engineering - 1.6%
Allison Transmission, Inc.
11.000%, 11/01/2015 (Acquired 08/30/2011, Cost $166,049) (c)	158,000	166,690
7.125%, 05/15/2019 (Acquired 04/27/2011, Cost $505,717) (c)	500,000	517,500
K Hovnanian Enterprises, Inc.
10.625%, 10/15/2016	640,000	578,400
NGPL PipeCo LLC
7.119%, 12/15/2017 (Acquired 02/09/2012, Cost $134,830) (c)	160,000	145,795
Snoqualmie Entertainment Authority
9.125%, 02/01/2015 (Acquired 12/20/2011, Cost $484,495) (c)	500,000	501,875
URS Corp.
3.850%, 04/01/2017 (Acquired 03/08/2012, Cost $499,310) (c)	500,000	498,365
Yuksel Insaat AS
9.500%, 11/10/2015	350,000	304,500
Total Construction & Engineering		2,713,125

Consumer Finance - 2.6%
ABN Amro Bank NV
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $299,706) (c)	300,000	304,353
CKE Holdings, Inc.
10.500%, 03/14/2016 (Acquired 03/09/2011 through 03/14/2012, Cost $1,010,241) (c)	1,086,121	1,118,705
Community Choice Financial, Inc.
10.750%, 05/01/2019 (Acquired 04/20/2011, Cost $256,335) (c)	250,000	244,063
Discover Financial Services
6.450%, 06/12/2017	55,000	61,467
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (Acquired 04/21/2010 through 02/11/2011, Cost $1,016,596) (c)	1,140,000	1,033,487
KKR Group Finance Co. LLC
6.375%, 09/29/2020 (Acquired 09/22/2010, Cost $298,752) (c)	300,000	314,129
GTB Finance B.V.
7.500%, 05/19/2016	500,000	515,250
SLM Corp.
6.250%, 01/25/2016	750,000	780,000
Total Consumer Finance		4,371,454
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (Acquired 01/19/2012, Cost $200,952) (c)	200,000	214,500
Diversified Financial Services - 2.8%
Alfa Bank CJSC
13.000%, 07/30/2012	125,000	125,654
Bank of America Corp.
5.875%, 02/07/2042	300,000	298,383
7.625%, 06/01/2019	250,000	288,279
Basell Finance Co. BV
8.100%, 03/15/2027 (Acquired 10/21/2011, Cost $333,552) (c)	297,000	344,520
BTA Bank JSC
10.750%, 07/01/2018 (h)	1,500,000	322,500
Ford Motor Credit Co. LLC
4.250%, 02/03/2017	1,000,000	1,010,748
Hexion US Finance Corp.
6.625%, 04/15/2020 (Acquired 03/05/2012, Cost $150,000) (c)	150,000	153,375
Lehman Brothers Holdings, Inc.
6.875%, 05/02/2018 (Acquired 01/05/2012 through 01/25/2012, Cost $788,000) (c) (h)	2,880,000	864,000
Macquarie Bank Ltd.
5.000%, 02/22/2017 (Acquired 02/14/2012, Cost $299,802) (c)	300,000	302,283
Promsvyaz Bank OJSC
11.250%, 07/08/2016	600,000	652,878
Rabobank Nederland Utrec
3.875%, 02/08/2022	350,000	338,475
Total Diversified Financial Services		4,701,095
Diversified Telecommunication Services - 1.1%
Centurylink, Inc.
7.650%, 03/15/2042	830,000	779,880
Intelsat Jackson Holdings SA
11.250%, 06/15/2016	158,000	166,295
Intelsat Luxembourg SA
11.250%, 02/04/2017	250,000	260,000
Maxcom Telecomunicaciones SAB de CV
11.000%, 12/15/2014	300,000	201,000
11.000%, 12/15/2014	700,000	469,000
Total Diversified Telecommunication Services		1,876,175

Electric Utilities - 0.4%
CA La Electricidad de Caracas
8.500%, 04/10/2018	850,000	654,500

Electrical Equipment - 0.3%
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/2022	400,000	240,000
9.750%, 10/25/2022	400,000	240,000
Total Electrical Equipment		480,000

Electronic Equipment Instruments & Components - 1.0%
Kemet Corp.
10.500%, 05/01/2018 (Acquired 03/22/2012, Cost $527,467) (c)	500,000	526,250
10.500%, 05/01/2018	500,000	540,000
Sanmina-SCI Corp.
7.000%, 05/15/2019 (Acquired 04/26/2011, Cost $500,000) (c)	500,000	510,000
Total Electronic Equipment, Instruments & Components		1,576,250

Energy Equipment & Services - 0.7%
Global Geophysical Services, Inc.
10.500%, 05/01/2017	500,000	497,500
Helix Energy Solutions Group, Inc.
9.500%, 01/15/2016 (Acquired 04/12/2011, Cost $1,057,939) (c)	578,000	605,455
Total Energy Equipment & Services		1,102,955

Health Care Providers & Services - 0.5%
HCA, Inc.
7.500%, 02/15/2022	500,000	532,500
Tenet Healthcare Corp.
6.250%, 11/01/2018 (Acquired 11/04/2011, Cost $250,000) (c)	250,000	258,125
Total Health Care Providers & Services		790,625
Hotels, Restaurants & Leisure - 3.3%
Caesars Entertainment Operating Co., Inc.
10.750%, 02/01/2016	750,000	654,375
Caesars Entertainment Operating Co., Inc. Escrow LLC
8.500%, 02/15/2020 (Acquired 02/09/2012, Cost $342,000) (c)	342,000	347,985
Chester Downs & Marina LLC
9.250%, 02/01/2020 (Acquired 01/27/2012, Cost $800,000) (c)	800,000	845,000
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.
10.125%, 03/01/2012 (h)	1,100,000	896,500
CKE Restaurants, Inc.
11.375%, 07/15/2018	482,000	550,685
MGM Resorts International
6.750%, 04/01/2013	500,000	515,625
The River Rock Entertainment Authority
9.000%, 11/01/2018	2,366,000	1,786,330
Total Hotels, Restaurants & Leisure		5,596,500

Household Durables - 0.3%
Desarrolladora Homex SAB de CV
9.750%, 03/25/2020 (Acquired 02/02/2012 through 02/23/2012, Cost $502,735) (c)	500,000	530,000
Insurance - 0.4%
American International Group, Inc.
6.400%, 12/15/2020	265,000	299,908
MetLife, Inc.
6.400%, 12/15/2036 (b)	125,000	122,500
Protective Life Corp.
8.450%, 10/15/2039	165,000	191,034
Total Insurance		613,442

Leisure Equipment & Products - 0.3%
Eastman Kodak Co.
9.750%, 03/01/2018 (Acquired 10/21/2011 through 01/13/2012, Cost $366,293) (c) (h)	469,000	404,513
Machinery - 1.9%
Aleris International, Inc.
7.625%, 02/15/2018	500,000	523,125
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	25,000	26,688
Industrias Unidas SA de CV
11.500%, 11/15/2016 (k)	42,912	31,689
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, 11/01/2018 (Acquired 10/25/2011, Cost $245,671) (c)	250,000	259,687
Neff Rental LLC/Neff Finance Corp.
9.625%, 05/15/2016 (Acquired 05/06/2011, Cost $250,000) (c)	250,000	248,125
Pregis Corp.
6.572%, 04/15/2013 (b)	EUR 45,555	58,935
Ryerson, Inc.
12.000%, 11/01/2015	$565,250	579,381
Tembec Industries, Inc.
11.250%, 12/15/2018	750,000	795,000
Trimas Corp.
9.750%, 12/15/2017	500,000	552,500
Wolverine Tube, Inc.
10.000%, 06/28/2014 (k)	154,703	139,233
Total Machinery		3,214,363

Marine - 1.2%
Ultrapetrol Bahamas Ltd.
9.000%, 11/24/2014	2,225,000	2,058,125
Media - 3.2%
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/2017 (Acquired 03/30/2011, Cost $523,689) (c)	500,000	536,875
Gray Television, Inc.
10.500%, 06/29/2015	250,000	260,000
Interactive Network, Inc.
14.000%, 09/30/2013 (Acquired 07/01/2011 through 08/26/2011, Cost $1,162,773) (c)	1,122,278	981,993
Mediacom LLC / Mediacom Capital Corp.
7.250%, 02/15/2022 (Acquired 01/31/2012, Cost $250,000) (c)	250,000	252,500
Morris Publishing Group LLC
10.000%, 09/01/2014	1,040,776	949,708
Nara Cable Funding Ltd.
8.875%, 12/01/2018 (Acquired 01/26/2012, Cost $242,441) (c)	250,000	237,500
Satmex Escrow SA de CV
9.500%, 05/15/2017 (Acquired 08/15/2011, Cost $496,250) (c)	500,000	515,000
9.500%, 05/15/2017 (Acquired 03/30/2012, Cost $111,000) (c)	111,000	114,330
Sheridan Group, Inc.
12.500%, 04/15/2014	257,745	219,728
Virgin Media Finance PLC
5.250%, 02/15/2022	84,500	83,761
Yellow Media, Inc.
5.710%, 04/21/2014	CAD 2,750,000	1,323,375
Total Media		5,474,770

Metals & Mining - 1.4%
AK Steel Corp.
8.375%, 04/01/2022	$36,400	35,308
American Rock Salt Co. LLC/American Rock Capital Corp.
8.250%, 05/01/2018 (Acquired 04/15/2011, Cost $250,000) (c)	250,000	216,875
ArcelorMittal
4.500%, 02/25/2017	400,000	401,170
5.500%, 03/01/2021	220,000	215,925
Edgen Murray Corp.
12.250%, 01/15/2015	336,000	342,720
FMG Resources August 2006 Pty Ltd.
8.250%, 11/01/2019 (Acquired 10/25/2011, Cost $503,610) (c)	500,000	525,000
McJunkin Red Man Corp.
9.500%, 12/15/2016	377,000	410,930
Sidetur Finance BV
10.000%, 04/20/2016	280,000	231,980
Total Metals & Mining		2,379,908

Oil, Gas & Consumable Fuels - 7.4%
Afren PLC
11.500%, 02/01/2016	600,000	649,500
ATP Oil & Gas Corp.
11.875%, 05/01/2015	500,000	365,000
Berau Capital Resources PTE Ltd.
12.500%, 07/08/2015	196,000	220,010
12.500%, 07/08/2015 (Acquired 02/13/2012, Cost $340,505) (c)	300,000	336,750
Chaparral Energy, Inc.
8.875%, 02/01/2017	436,000	455,620
Chesapeake Energy Corp.
9.500%, 02/15/2015	500,000	572,500
Comstock Resources, Inc.
8.375%, 10/15/2017	500,000	486,250
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017 (Acquired 01/18/2011 through 08/30/2011, Cost $1,224,039) (c)	1,175,000	1,271,937
EXCO Resources, Inc.
7.500%, 09/15/2018	250,000	222,500
Green Plains Renewable Energy, Inc.
5.750%, 11/01/2015	380,000	402,800
Linn Energy LLC
8.625%, 04/15/2020	500,000	538,750
McMoRan Exploration Co.
11.875%, 11/15/2014	500,000	527,500
MIE Holdings Corp.
9.750%, 05/12/2016	600,000	594,000
National JSC Naftogaz of Ukraine
9.500%, 09/30/2014	250,000	241,875
Pacific Rubiales Energy Corp.
7.250%, 12/12/2021 (Acquired 12/05/2011 through 01/06/2012, Cost $454,191) (c)	450,000	492,525
Peabody Energy Corp.
6.250%, 11/15/2021 (Acquired 11/07/2011 through 11/08/2011, Cost $725,000) (c)	725,000	710,500
Petrobakken Energy Ltd.
8.625%, 02/01/2020 (Acquired 01/25/2012, Cost $610,578) (c)	600,000	625,500
Petrohawk Energy Corp.
6.250%, 06/01/2019	400,000	453,000
Petroleos De Venzuela SA
5.000%, 10/28/2015	710,000	589,300
Phillips 66
4.300%, 04/01/2022 (Acquired 03/07/2012, Cost $349,171) (c)	350,000	356,020
Ship Finance International Ltd.
8.500%, 12/15/2013	240,000	240,000
Stone Energy Corp.
8.625%, 02/01/2017	1,000,000	1,045,000
W & T Offshore, Inc.
8.500%, 06/15/2019	250,000	264,375
Weatherford International Ltd./Bermuda
5.950%, 04/15/2042	285,000	288,275
Zhaikmunai LP
10.500%, 10/19/2015	500,000	527,102
Total Oil, Gas & Consumable Fuels		12,476,589

Software - 1.5%
BMC Software, Inc.
4.250%, 02/15/2022	180,000	180,452
BroadSoft, Inc.
1.500%, 07/01/2018 (Acquired 06/15/2011 through 09/19/2011, Cost $504,575) (c)	500,000	554,375
First Data Corp.
9.875%, 09/24/2015	1,250,000	1,256,249
SunGard Data Systems, Inc.
10.625%, 05/15/2015	500,000	526,565
Total Software		2,517,641

Specialty Retail - 2.6%
Brookstone Co, Inc.
13.000%, 10/15/2014 (Acquired 09/22/2011, Cost $379,636) (c)	500,000	405,000
Brown Shoe Co., Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011, Cost $496,245) (c)	500,000	490,000
Catalent Pharma Solutions, Inc.
9.500%, 04/15/2015	135,000	138,713
Grupo Famsa SAB de CV
11.000%, 07/20/2015	250,000	261,250
HTM Sport & Freizeitgerate
8.500%, 02/01/2014	EUR 750,000	980,274
Michaels Stores, Inc.
11.375%, 11/01/2016	$500,000	531,280
Nebraska Book Co., Inc.
10.000%, 12/01/2012 (h)	1,100,000	734,250
RadioShack Corp.
6.750%, 05/15/2019 (Acquired 04/28/2011, Cost $496,170) (c)	500,000	399,375
The Gap, Inc.
5.950%, 04/12/2021	375,000	378,430
Total Specialty Retail		4,318,572

Textiles, Apparel & Luxury Goods - 0.0%
Industrias Unidas SA de CV
8.750%, 03/26/2049 (k)	38,000	31,086
Thrifts & Mortgage Finance - 0.8%
Signature Group Holdings, Inc.
9.000%, 12/31/2016	1,753,981	1,346,180
Transportation Infrastructure - 1.1%
Grupo Senda Autotransporte SA
10.500%, 10/03/2015	1,150,000	1,135,625
Inversiones Alsacia SA
8.000%, 08/18/2018	217,241	215,638
Pittsburgh Glass Works, LLC
8.500%, 04/15/2016 (Acquired 08/30/2011, Cost $482,151) (c)	500,000	497,500
Total Transportation Infrastructure		1,848,763

Wireless Telecommunication Services - 0.4%
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020 (Acquired 02/29/2012, Cost $125,000) (c)	125,000	120,625
7.625%, 03/15/2020 (Acquired 02/29/2012, Cost $875,000) (c)	875,000	857,500
Vimpelcom Ltd.
7.504%, 03/01/2022	700,000	679,000
Total Wireless Telecommunication Services		1,657,125

TOTAL CORPORATE BONDS (Cost $76,155,140)		74,868,946

FOREIGN GOVERNMENT NOTES/BONDS - 1.8%
Russian Foreign Bond - Eurobond
3.250%, 04/04/2017 (Acquired 03/28/2012, Cost $398,628) (c)	400,000	403,703
Argentine Republic Government International Bond
4.383%, 12/15/2035 (b)	3,300,000	429,000
Indonesia Government International Bond
4.875%, 05/05/2021 (Acquired 04/27/2011, Cost $491,270) (c)	500,000	541,875
Republic of Latvia
5.250%, 02/22/2017 (Acquired 02/14/2012, Cost $198,916) (c)	200,000	206,000
Poland Government International Bond
5.000%, 03/23/2022	175,000	184,454
Provincia de Buenos Aires/Argentina
11.750%, 10/05/2015	570,000	518,700
10.875%, 01/26/2021 (Acquired 12/23/2011, Cost $76,134) (c)	100,000	74,000
10.875%, 01/26/2021	200,000	148,000
Export-Import Bank of Korea
5.000%, 04/11/2022	300,000	316,499
Petroleos Mexicanos
4.875%, 01/24/2022 (Acquired 01/17/2012, Cost $178,414) (c)	180,000	189,000
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $3,054,279)		$3,011,231

BANK LOANS - 8.2%
Armstrong World Industries Term Loan B
03/10/2018, 4.00% (b)	180,300	179,939
Asurion Corp. Term Loan 2nd Lien
06/08/2017, 9.00% (b)	375,000	379,151
Asurion Corp. Term Loan
08/16/2019, 11.00% (b)	1,210,000	1,223,394
Autoparts Term Loan 2nd Lien
01/26/2018, 10.50% (b)	500,000	490,625
Cumulus Term Loan 2nd Lien
09/16/2019, 7.50% (b)	500,000	506,145
DigitalGlobe, Inc. Term Loan B 1st Lien
10/17/2018, 4.95% (b)	299,250	286,771
Diversified Machine, Inc. Term Loan 1st Lien
12/01/2017, 9.25% (b)	304,000	303,812
Encompass Digital Term Loan B
02/10/2018, 8.00% (b)	1,068,000	1,062,660
Ennis-Flint Term Loan 1st Lien
03/30/2018, 6.25% (b)	381,100	375,384
Ennis-Flint Term Loan 2nd Lien
09/30/2018, 10.25% (b)	571,700	560,266
Grede Holdings Term Loan B
03/30/2017, 7.00% (b)	381,100	373,478
Harrahs Term Loan B
10/31/2016, 9.50% (b)	741,515	761,232
Infonxx Term Loan 2nd Lien
11/28/2013, 5.66% (b)	616,116	566,827
Istar Term Loan 1st Lien
03/15/2016, 5.25% (b)	721,200	709,480
Istar Term Loan 2nd Lien
03/15/2017, 7.00% (b)	1,081,800	1,081,465
Mirion Technologies Term Loan B
03/27/2018, 6.25% (b)	476,400	472,827
Mohegan Tribal Gaming Term Loan B
02/28/2016, 9.00% (b)	676,000	685,579
Oberthur Technologies Term Loan B
03/30/2019, 6.25% (b)	381,100	362,045
Petrologistics Term Loan B
03/23/2017, 7.00% (b)	947,000	944,633
PQ Corp Term Loan 1st Lien
07/31/2014, 3.52% (b)	483,162	473,924
PQ Corp Term Loan 2nd Lien
07/30/2015, 6.50% (b)	162,000	155,288
Rocket Software Term Loan 2nd Lien
02/07/2019, 10.25% (b)	518,000	518,430
Schaeffler Term Loan
02/14/2017, 6.00% (b)	173,000	173,730
Tribune Co. Term Loan B 1st Lien
5.250%, 06/04/2014 (b) (h)	500,000	328,335
Vertafore, Inc. Term Loan 2nd Lien
10/29/2017, 9.75% (b)	250,000	250,625
Walter Investment Management Corp. Term Loan 1st Lien
06/17/2016, 7.75% (b)	481,250	482,212
Walter Investment Management Corp. Term Loan 2nd Lien
12/17/2016, 12.50% (b)	250,000	250,500
TOTAL BANK LOANS (Cost $13,730,251)		$13,958,757

INVESTMENT COMPANIES - 0.2%	Shares
SPDR Gold Trust (a)	2,368	383,948
TOTAL INVESTMENT COMPANIES (Cost $399,732)		$383,948

OTHER SECURITIES - 1.0%
Lehman Swap Termination Claim (f) (k)	2,031,150	1,005,419
PTMH Halcyon (Acquired 2/10/2010, cost $981,376) (a) (j) (k)	9,398	715,399

	Principal
SlavInvestBank Loan Participation Notes	Amount
12/31/2012, 9.88% (h) (k)	$45,000	36,000
TOTAL OTHER SECURITIES (Cost $1,920,082)		$1,756,818

PURCHASED OPTIONS - 0.1%
	Contracts
Call Options - 0.0%
Eastman Kodak Co.
Expiration January 2013, Exercise Price: $2.50	125	1,000

Put Options - 0.1%
ATP Oil & Gas Corp.
Expiration January 2013, Exercise Price: $5.00	500	60,000
Expiration January 2014, Exercise Price: $5.00	70	13,160
iShares Russell 2000 Index
Expiration September 2012, Exercise Price: $71.00	508	117,094
Total Put Options		190,254

TOTAL PURCHASED OPTIONS (Cost $207,137)		$191,254

	Principal
U.S. GOVERNMENT AGENCY ISSUE - 0.2%	Amount
Freddie Mac Discount Notes
0.018%, 10/01/2012 (e) (i)	$370,000	369,794
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $369,718)		$369,794

MONEY MARKET FUNDS - 9.6%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
12/31/2031, 0.16% (b)	16,337,158	16,337,158
TOTAL MONEY MARKET FUNDS (Cost $16,337,158)		16,337,158

Total Investments (Cost $164,833,629) - 97.8%		166,072,293

Other Assets in Excess of Liabilities - 2.2%		3,699,476
TOTAL NET ASSETS - 100.0%		$169,771,769

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at March 31, 2012.
(c)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2012, the market value of these securities total $42,520,477 which represents 25.1% of total net assets.
(d)	The rate shown is the seven day yield as of March 31, 2012.
(e)	Zero coupon bond. Effective yield is listed.
(f)	Represents swap termination claims from the Lehman bankruptcy.
(g)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgages. A rapid (slow) rate of principal repayments may have a adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgages at
December 31, 2011.
(h)	Default or other conditions exist and security is not presently accruing income.
(i)	All or a portion of the shares have been committed as collateral for futures.
(j)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor
(unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2012, the market value of these securities total $3,792,831 which represents 2.2% of total net assets.
(k)	Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At March 31, 2012, the market value of these securities total $6,943,094 which represents 4.1% of total net assets.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Securities Sold Short
March 31, 2012 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 11.1%
Airlines - 0.1%
Southwest Airlines Co.	15,000	$123,600
Auto Components - 1.4%
Dana Holding Corp.	43,262	670,561
Lear Corp.	7,117	330,869
Magna International, Inc.	6,350	303,149
Tenneco, Inc.	19,994	742,777
TRW Automotive Holdings Corp.	9,629	447,267
Total Auto Components		2,494,623

Biotechnology - 1.2%
Amarin Corp. PLC - ADR	46,550	526,946
BioMarin Pharmaceutical, Inc.	15,750	539,437
Gilead Sciences, Inc.	5,000	244,250
InterMune, Inc.	6,100	89,487
Medivation, Inc.	2,340	174,845
Regeneron Pharmaceuticals, Inc.	2,680	312,542
Savient Pharmaceuticals, Inc.	28,192	61,459
Theravance, Inc.	7,730	150,735
Total Biotechnology		2,099,701

Capital Markets - 0.1%
Jefferies Group, Inc.	7,500	141,300
Communications Equipment - 0.2%
Ciena Corp.	10,100	163,519
Ixia	14,607	182,441
Total Communications Equipment		345,960

Computers & Peripherals - 0.3%
NetApp, Inc.	11,000	492,470
Quantum Corp.	25,000	65,500
Total Computers & Peripherals		557,970

Construction Materials - 0.1%
Texas Industries, Inc.	5,540	193,955
Diversified Consumer Services - 0.0%
School Specialty, Inc.	22,029	77,983
Electrical Equipment - 0.2%
General Cable Corp.	12,250	356,230
Electronic Equipment, Instruments & Components - 0.2%
Anixter International, Inc.	6,200	449,686
Food Products - 0.2%
Tyson Foods, Inc. - Class A	16,280	311,762
Health Care Equipment & Supplies - 0.7%
Hologic, Inc.	14,200	306,010
Insulet Corp.	20,110	384,905
Integra LifeSciences Holdings Corp.	3,700	128,353
NuVasive, Inc.	3,200	53,888
Volcano Corp.	9,280	263,088
Total Health Care Equipment & Supplies		1,136,244

Health Care Providers & Services - 0.1%
Brookdale Senior Living, Inc.	11,950	223,704
Hotels, Restaurants & Leisure - 0.4%
Gaylord Entertainment Co.	11,925	367,290
International Game Technology	8,000	134,320
MGM Resorts International	15,000	204,300
Total Hotels, Restaurants & Leisure		705,910

Household Durables - 0.3%
D.R. Horton, Inc.	27,500	417,175
Hovnanian Enterprises, Inc.	11,732	28,743
Total Household Durables		445,918

Insurance - 0.2%
Fidelity National Financial, Inc. - Class A	17,648	318,193
Internet & Catalog Retail - 0.1%
priceline.com, Inc.	175	125,563
IT Services - 0.4%
Alliance Data Systems Corp.	5,000	629,800
Machinery - 0.7%
Chart Industries, Inc.	5,070	371,783
Greenbrier Cos., Inc.	25,217	499,044
Meritor, Inc.	14,200	114,594
Navistar International Corp.	5,000	202,250
Total Machinery		1,187,671

Media - 0.5%
Lions Gate Entertainment Corp.	59,200	824,064
Metals & Mining - 0.3%
Allegheny Technologies, Inc.	7,500	308,775
Kaiser Aluminum Corp.	6,000	283,560
Total Metals & Mining		592,335

Oil, Gas & Consumable Fuels - 0.4%
Energy XXI Bermuda Ltd.	8,350	301,518
Green Plains Renewable Energy, Inc.	13,260	143,075
InterOil Corp	2,350	120,814
Peabody Energy Corp.	3,800	110,048
Total Oil, Gas & Consumable Fuels		675,455

Real Estate Investment Trusts (REITs) - 0.1%
Annaly Capital Management, Inc.	12,267	194,064
Road & Rail - 0.2%
Avis Budget Group, Inc.	20,000	283,000
Semiconductors & Semiconductor Equipment - 1.1%
Lam Research Corp.	3,500	156,170
Micron Technology, Inc.	116,500	943,650
Rudolph Technologies, Inc.	30,570	339,633
Xilinx, Inc.	12,000	437,160
Total Semiconductors & Semiconductor Equipment		1,876,613

Software - 0.6%
BroadSoft, Inc.	8,760	335,070
Electronic Arts, Inc.	9,000	148,320
Mentor Graphics Corp.	12,600	187,236
Nuance Communications, Inc.	11,600	296,728
Total Software		967,354

Specialty Retail - 0.1%
Barnes & Noble, Inc.	6,500	86,125
Best Buy Co., Inc.	640	15,155
Total Specialty Retail		101,280

Textiles, Apparel & Luxury Goods - 0.1%
Iconix Brand Group, Inc.	11,500	199,870
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	19,492	96,680
Wireless Telecommunication Services - 0.7%
SBA Communications Corp.	21,580	1,096,480
TOTAL COMMON STOCKS (Proceeds $17,166,191)		$18,832,968

INVESTMENT COMPANIES - 4.1%
CurrencyShares Canadian Dollar Trust	16,400	1,634,916
CurrencyShares Euro Trust	3,700	490,990
iShares iBoxx Investment Grade Corporate Bond Fund	16,500	1,909,050
iShares Russell 2000 Index Fund	27,000	2,236,950
SPDR S&P 500 ETF Trust	2,700	379,944
SPDR S&P Retail ETF	4,000	245,280
TOTAL INVESTMENT COMPANIES (Proceeds $6,459,905)		$6,897,130

	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.3%
Leisure Equipment & Products - 0.0%
Eastman Kodak Co.
7.000%, 04/01/2017	96,100	28,590
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp.
2.500%, 05/15/2037	500,000	460,625
TOTAL CONVERTIBLE BONDS (Proceeds $575,011)		489,215

CORPORATE BONDS - 1.4%
Construction & Engineering - 0.4%
K Hovnanian Enterprises, Inc.
8.625%, 01/15/2017	640,000	372,800
NGPL PipeCo LLC
6.514%, 12/15/2012	320,000	308,796
Total Construction & Engineering		681,596

Media - 0.4%
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019	500,000	472,500
Lamar Media Corp.
7.875%, 04/15/2018	250,000	273,438
Total Media		745,938

Metals & Mining - 0.6%
Steel Dynamics, Inc.
7.625%, 03/15/2020	312,500	338,281
United States Steel Corp.
7.000%, 02/01/2018	470,000	482,925
7.375%, 04/01/2020	145,000	147,900
Total Metals & Mining		969,106

Oil, Gas & Consumable Fuels - 0.0%
James River Coal Co.
7.875%, 04/01/2019	126,300	85,884
TOTAL CORPORATE BONDS (Proceeds $2,348,365)		2,482,524

FOREIGN GOVERNMENT NOTES/BONDS - 0.5%
Spain Government Bond
5.500%, 04/30/2021	640,000	864,404
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Proceeds $854,975)		864,404

Total Securities Sold Short (Proceeds $27,404,447) - 17.4%		$29,566,241

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Options Written
March 31, 2012 (Unaudited)

		Fair
	Contracts	Value
Call Options
Loral Space & Communications, Inc.
Expiration: April 2012, Exercise Price: $75.00	29	$14,210
LyondellBasell Industries NV
Expiration: April 2012, Exercise Price: $46.00	28	1,400
Total Call Options		$15,610

Put Options
iShares Russell 2000 Index Fund
Expiration: September 2012, Exercise Price: $60.00	508	43,688
LyondellBasell Industries NV
Expiration: April 2012, Exercise Price: $39.00	28	560
Total Put Options		$44,248
Total Options Written (Premiums received $66,527)		$59,858

Underlying Funds Trust
Relative Value - Long/Short Debt
Futures Contracts
March 31, 2012 (Unaudited)

		Unrealized Appreciation/
	Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED
U.S. Treasury 5 Year Note Futures Contract, Expiring June 2012
(underlying Notional Amount at Market Value $12,008,828)	98	$(81,402)
TOTAL FUTURES CONTRACTS PURCHASED		(81,402)

SHORT FUTURES CONTRACTS
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Notional Amount at Market Value $2,488,250)	10	(15,400)
5-Year Swap Futures Contract, Expiring September 2012
(underlying Notional Amount at Market Value $2,487,750)	10	(18,400)
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Notional Amount at Market Value $2,734,875)	11	(54,725)
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Notional Amount at Market Value $5,218,238)	21	(114,188)
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Notional Amount at Market Value $2,731,300)	11	(63,938)
Eurodollar 90 Day Futures Contract, Expiring Dec 2012
(underlying Notional Amount at Market Value $2,735,700)	11	(49,363)
Eurodollar 90 Day Futures Contract, Expiring December 2013
(underlying Notional Amount at Market Value $2,480,500)	10	(61,375)
Eurodollar 90 Day Futures Contract, Expiring March 2014
(underlying Notional Amount at Market Value $1,239,000)	5	(31,688)
U.S. Treasury Long Bond Futures Contract, Expiring June 2012
(underlying Notional Amount at Market Value $1,515,250)	8	(14,285)
U.S. Treasury 2 Year Note Futures Contract, Expiring June 2012
(underlying Notional Amount at Market Value $11,007,031)	50	7,688
10-Year Swap Futures Contract, Expiring June 2012
(underlying Notional Amount at Market Value $6,870,000)	60	62,124
5-Year Swap Futures Contract, Expiring June 2012
(underlying Notional Amount at Market Value $9,235,250)	82	46,560
TOTAL SHORT FUTURES CONTRACTS		(306,990)

TOTAL FUTURES CONTRACTS		$(388,392)

Underlying Funds Trust
Relative Value - Long/Short Debt
Swap Contracts
March 31, 2012 (Unaudited)
						Moody's Rating	Maximum		Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	of Reference	Potential	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	Future Payment	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

Goldman Sachs & Co.	Capital One Financial Corp.	Buy	1.00%	12/20/2016	(2,000,000)	A3	(2,000,000)	17,742	$(52,265)

Goldman Sachs & Co.	J.C. Penney Co., Inc.	Buy	1.00%	6/20/2016	(2,000,000)	Ba1	(2,000,000)	59,046	109,415

Goldman Sachs & Co.	Kimco Realty Corp.	Buy	1.00%	6/20/2016	(2,250,000)	Baa1	(2,250,000)	28,303	(15,551)

Goldman Sachs & Co.	Markit CDX.EM.16	Buy	5.00%	12/20/2016	(3,000,000)	Ba1	(3,000,000)	(235,469)	(113,283)

Goldman Sachs & Co.	Markit CDX.HY.18	Buy	5.00%	6/20/2017	(6,000,000)	B1	(6,000,000)	157,252	9,467

Goldman Sachs & Co.	Markit CDX.NA.IG.18	Buy	1.00%	6/20/2017	(16,000,000)	Baa1	(16,000,000)	(104,918)	32,064

Goldman Sachs & Co.	Markit CDX.NA.IG.18	Buy	1.00%	6/20/2017	(5,000,000)	Baa1	(5,000,000)	(34,032)	11,264

Nomura	China Dev. Bank Corp.	Buy	1.00%	12/20/2016	(1,000,000)	Aa3	(1,000,000)	93,690	(55,486)

Nomura	Markit iTraxx Europe Crossover	Buy	5.00%	6/20/2017	(1,000,000)	BB	(1,000,000)	26,450	31,101
	.
Nomura	State of Israel	Buy	1.00%	6/20/2017	(3,000,000)	A1	(3,000,000)	132,729	(1,090)

Total Credit Default Swap Buy Contracts									(44,364)

CREDIT DEFAULT SWAP SELL CONTRACTS

Goldman Sachs & Co.	Markit CMAA4.18	Sell	0.35%	2/17/2051	1,000,000	Aaa	1,000,000	(131,892)	61,961

Goldman Sachs & Co.	Markit CMAA4.19	Sell	0.35%	2/17/2051	1,500,000	Aaa	1,500,000	(103,110)	(1,802)

Nomura	Argentine Republic	Sell	5.00%	6/20/2017	1,000,000	B	1,000,000	(113,557)	(9,219)

Total Credit Default Swap Sell Contracts									50,940

Total Credit Default Swap Contracts									$6,576

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2012 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Investments	$191,254
Written Options			Written option contracts, at value	$59,858
Total		$191,254		$59,858
Interest Rate Contracts:
Futures contracts	Receivable for variation margin on futures *	$116,372	Payable for variation margin on futures *	$504,764
Credit Contracts:
Swap Contracts	Swap payments paid/Net unrealized gain/loss on swap contracts **	770,484	Swap payments received/Net unrealized gain/loss on swap contracts **	971,674
Total		$886,856		$1,476,438

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule.
** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (Unaudited):

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$2,593,101	$-	$3,335,948	(1)	$5,929,049
Convertible Preferred Stocks	-	378,125	-		378,125
Preferred Stocks	20,918	-	454,916		475,834
Asset Backed Securities	-	2,000,416	1,016,849		3,017,265
Mortgage Backed Securities	-	4,777,320	98,855		4,876,175
Convertible Bonds	-	40,517,939	-		40,517,939
Corporate Bonds	-	74,589,238	279,708		74,868,946
Foreign Government Bonds	-	3,011,231	-		3,011,231
Bank Loans	-	13,958,757	-		13,958,757
Investment Companies	383,948	-	-		383,948
Other Securities	-	-	1,756,818		1,756,818
Purchased Options	191,254	-	-		191,254
U.S. Government Agency Issue	-	369,794	-		369,794
Money Market Funds	16,337,158	-	-		16,337,158
Total Investments in Long Securities	$19,526,379	$139,602,820	$6,943,094		$166,072,293

Securities Sold Short:
Common Stocks	$18,832,968	$-	$-		$18,832,968
Investment Companies	6,897,130	-	-		6,897,130
Convertible Bonds	-	489,215	-		489,215
Corporate Bonds		2,482,524			2,482,524
Foreign Government Bonds	-	864,404	-		864,404
Total Securities Sold Short	$25,730,098	$3,836,143	$-		$29,566,241

Written Options	$59,858	$-	$-		$59,858

Other Financial Instruments*
Futures Contracts Purchased	$(81,402)	$-	$-		$(81,402)
Short Futures Contracts	(306,990)	-	-		(306,990)
Credit Default Swap Buy Contracts	-	(44,364)	-		(44,364)
Credit Default Swap Contracts	-	50,940	-		50,940
Total Other Financial Instruments	$(388,392)	$6,576	$-		$(381,816)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Machinery	$237,677
Oil, Gas & Consumable Fuels	127,200
Transportation Infrastructure	2,971,071
$3,335,948

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.

There were no transfers into or out of Levels 1, 2, or 3 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities, at value
Balance as of December 31, 2011	$11,117,241
Accrued discounts/premiums	277
Realized gain (loss)	387,474
Change in unrealized depreciation	543,708
Purchases	114,129
(Sales)	(5,219,735)
Transfer in and/or out of Level 3	-
Balance as of March 31, 2012	$6,943,094

Change in unrealized appreciation/depreciation during the period for level 3 investments held at March 31, 2012	$543,708

Transfers between levels are recognized at the end of the reporting period.

Type of Security	Fair Value at 3/31/2012	Valuation Techniques	Unobservable Input	Range
Common stock	$ 3,335,948	Market comparable companies	EBITDA multiple	4x - 8x
			Revenue multiple	0.5x - 2x
			Discount for lack of marketability	25% - 35%

		Consensus pricing	Third party & broker quoted inputs	NA

Corporate bonds	1,332,557	Consensus pricing	Third party & broker quoted inputs	NA

Preferred stock	454,916	Consensus pricing	Third party & broker quoted inputs	NA

Limited partnership	715,399	Third party valuation	NA	NA

Residential MBS	98,855	Consensus pricing	Third party & broker quoted inputs	NA

Escrow	1,005,419	Consensus pricing	Third party & broker quoted inputs	NA

		Discounted cash flow	Probability of default	0% - 10%

The significant unobservable inputs used in the fair value measurement of the Trust's limited partnership interests are future cash flows and discount rates used by the third party valuation firm engaged to value the security. Significant decreases in the expected future cash flows, or increases in the discount rate used, would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Trust's commons stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The Trust's valuation procedures have been adopted by the Trust's Board of Directors, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the fund's third party administrator, which report to the Valuation Committee. For third-party information, fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Trust. The Adviser develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

Underlying Funds Trust
Managed Futures
Schedule of Investments
March 31, 2012 (Unaudited)
		Fair
	Shares	Value
MONEY MARKET FUNDS - 78.8%
Fidelity Institutional Government Portfolio
0.01% (a) (b)	4,802,309	$4,802,309
Fidelity Institutional Money Market Portfolio
0.22% (a) (b)	6,400,000	6,400,000
First American Treasury Obligations Fund
0.00% (a) (b)	1,509,774	1,509,774
First American Prime Obligations Fund
0.07% (a) (b)	6,400,000	6,400,000
The STIC Prime Portfolio
0.00% (a) (b)	5,098,891	5,098,891
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.16% (a) (b)	6,400,000	6,400,000
TOTAL MONEY MARKET FUNDS (Cost $30,610,974)		30,610,974

Total Investments (Cost $30,610,974) - 78.8%		30,610,974

Other Assets in Excess of Liabilities - 21.2%		8,259,430
TOTAL NET ASSETS - 100.0%		$38,870,404

Percentages are stated as a percent of net assets.

(a)	Rate shown is the seven day yield as of March 31, 2012.
(b)	All or a portion of the shares have been committed as collateral for futures.

Underlying Funds Trust
Managed Futures
Futures Contracts
March 31, 2012 (Unaudited)

		Unrealized Appreciation/
	Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED
3 Month Euro Euribor Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $9,932,281)	30	$331
90 Day Sterling Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $3,563,940)	18	(35)
Australian Currency Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $1,129,590)	11	(6,737)
British Pound Currency Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $799,400)	8	5,033
Canadian 10 Year Bond Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $4,999,489)	38	(10,644)
DJIA MINI E-CBOT Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $788,520)	12	22,053
Euro FX Currency Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $500,213)	3	5,656
EURO STOXX 50 Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $224,903)	7	(9,815)
EURO/JPY Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $1,000,725)	6	(3,181)
Euro-BOBL Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $3,476,053)	21	12,557
Euro-Schatz Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $24,427,653)	166	8,864
FTSE 100 IDX Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $549,856)	6	(19,350)
Gasoline Rbob Futures Contract, Expiring May 2012
(underlying Face Amount at Market Value $972,581)	7	(16,234)
Heating Oil Futures Contract, Expiring May 2012
(underlying Face Amount at Market Value $932,009)	7	(13,823)
Japanese Yen Currency Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $2,264,625)	15	(21,418)
Long Gilt Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $2,197,889)	12	10,233
MSCI TAIWAN Index Futures Contract, Expiring April 2012
(underlying Face Amount at Market Value $338,760)	12	(4,466)
S&P 500 Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $491,120)	7	4,954
Soybean Meal Futures Contract, Expiring May 2012
(underlying Face Amount at Market Value $505,310)	13	52,092
U.S. Treasury 2 Year Note Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $11,007,031)	50	(845)
U.S. Treasury Long-Term Bond Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $1,377,500)	10	(30,323)
WTI Crude Futures Contract, Expiring May 2012
(underlying Face Amount at Market Value $412,080)	4	(650)
TOTAL FUTURES CONTRACTS PURCHASED		(15,748)

SHORT FUTURES CONTRACTS
10 Year Mini JGB Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $2,744,183)	16	2,870
90 Day Bank Bill Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $159,223)	12	(268)
90 Day Sterling Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $594,290)	1	18
90 Day Sterling Futures Contract, Expiring December 2013
(underlying Face Amount at Market Value $1,581,894)	8	(1,615)
Australian 3 year Bond Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $2,900,330)	5	(3,521)
Bank Acceptance Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $2,967,066)	12	264
Bank Acceptance Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $15,341,496)	60	(1,078)
Bank Acceptance Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $8,658,329)	1	(27)
Brent Crude Futures Contract, Expiring May 2012
(underlying Face Amount at Market Value $737,280)	6	2,028
Canadian 10 Year Bond Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $789,393)	6	(5,191)
DAX Index Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $232,098)	1	(1,002)
Euro 3 Month Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $3,872,992)	16	(949)
Euro Bund Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $1,847,051)	10	(17,234)
EURO/JPY Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $11,341,549)	4	(7,014)
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $32,828,400)	102	(1,300)
Eurodollar 90 Day Futures Contract, Expiring December 2013
(underlying Face Amount at Market Value $1,980,855)	6	(3,712)
Eurodollar 90 Day Futures Contract, Expiring December 2014
(underlying Face Amount at Market Value $4,933,250)	20	4,283
Eurodollar 90 Day Futures Contract, Expiring June 2014
(underlying Face Amount at Market Value $2,306,446)	7	(4,764)
Eurodollar 90 Day Futures Contract, Expiring June 2015
(underlying Face Amount at Market Value $5,898,000)	24	9,245
FTSE/MIB IDX Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $1,994,925)	19	42,178
Gold 100 oz. Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $4,179,750)	1	(493)
HANG SENG IDX Futures Contract, Expiring April 2012
(underlying Face Amount at Market Value $1,319,932)	10	21,480
H-SHARES IDX Futures Contract, Expiring April 2012
(underlying Face Amount at Market Value $068,315)	11	2,763
IBEX 35 Index Futures Contract, Expiring April 2012
(underlying Face Amount at Market Value $950,966)	9	28,108
Japan 10 Year Bond Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $8,578,591)	3	(19,824)
Japanese Yen Currency Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $905,850)	6	812
KOSPI2 INX Futures Contract, June 2012
(underlying Face Amount at Market Value $1,181,545)	10	5,599
Long Gilt Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $915,787)	5	(3,848)
NASDAQ 100 E-MINI Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $550,150)	10	(11,799)
Natural Gas Futures Contract, Expiring May 2012
(underlying Face Amount at Market Value $1,254,340)	59	63,322
Soybean Oil Futures Contract, Expiring May 2012
(underlying Face Amount at Market Value $396,720)	12	(9,226)
U.S. Treasury 10 Year Note Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $388,453)	29	6,620
U.S. Treasury 2 Year Note Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $7,044,500)	32	(11,054)
U.S. Treasury 5 Year Note Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $1,470,469)	16	6,295
U.S. Treasury Long-Term Bond Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $688,750)	5	10,867
WTI Crude Futures Contract, Expiring May 2012
(underlying Face Amount at Market Value $7,417,440)	16	34,516
TOTAL SHORT FUTURES CONTRACTS		137,349

TOTAL FUTURES CONTRACTS		$121,601

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2012:
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Interest Rate Contracts:
Futures contracts	Receivable for variation margin on futures *	$72,447	Payable for variation margin on futures *	$116,232
Equity Contracts:
Futures contracts	Receivable for variation margin on futures *	$127,135	Payable for variation margin on futures *	$46,432
Commodity Contracts:
Futures contracts	Receivable for variation margin on futures *	151,958	Payable for variation margin on futures *	40,426
Foreign Exchange Contracts:
Futures contracts	Receivable for variation margin on futures *	11,501	Payable for variation margin on futures *	38,350
Total		$363,041		$241,440

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Money Market Funds	30,610,974	-	-	30,610,974
Total Investments in Securities	$30,610,974	$-	$-	$30,610,974

Futures Contracts	$121,601	$-	$-	$121,601

There were no transfers into or out of Level 1 during the period.

Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Notes to Schedule of Investments
March 31, 2012 (Unaudited)

1. Security Valuation

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Funds’ investments.  A summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 is located in a table following each series Schedule of Investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2012 were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value – Long/Short Debt	Managed Futures

Cost of Investments	$66,887,215	$207,472,790	$62,274,165	$165,353,913	$30,610,974
Gross tax unrealized appreciation	7,568,733	22,206,958	9,850,381	7,288,752	-
Gross tax unrealized depreciation	(2,850,132)	(4,202,597)	(1,296,890)	(6,570,372)	-
Net tax unrealized appreciation (depreciation)	$4,718,601	$18,004,361	$8,553,491	$718,380	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Underlying Funds Trust

By /s/ David B. Perkins
            David B. Perkins, Chief Executive Officer

Date  May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David B. Perkins
             David B. Perkins, Chief Executive Officer

Date  May 25, 2012

By /s/ Lance Baker
            Lance Baker, Treasurer and Chief Financial Officer

Date  May 25, 2012